                               December 31, 1997

                                 [SAFECO LOGO]

                                     ANNUAL
                                     REPORT

                                  STOCK FUNDS
                                 NO-LOAD CLASS

                                   ---------

SAFECO Growth Fund ....................................................... 2

SAFECO Equity Fund ....................................................... 8

SAFECO Income Fund ...................................................... 13

SAFECO Northwest Fund ................................................... 19

SAFECO International Fund ............................................... 24

SAFECO Balanced Fund .................................................... 30

SAFECO Small Company Fund ............................................... 37

SAFECO U.S. Value Fund .................................................. 42

                           [SAFECO MUTUAL FUNDS LOGO]

                          REPORT FROM THE FUND MANAGER
                               SAFECO GROWTH FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Returning 49.96% for the year while the average growth fund returned
28.08%, SAFECO Growth Fund finished 1997 in the top echelon of stock
Mutual Funds. It was number four of the 820 growth funds tracked by Lipper Analytical Services for the one year just ended. (The fund was 27 of 511 funds for the three years, 33 of 311 for the five years and 33 of 181 for the 10 years ended December 31, 1997.) [PHOTO OF THOMAS M. MAGUIRE]

   The fund also outperformed the S&P 500 and Russell 2000 indexes for the year ended December 31. The broad market indicator returned 33.36% and the small-cap benchmark climbed 22.36%, respectively.
   Contributing to the Growth Fund's success in 1997 were our radio stocks, the acquisitions of several companies we owned, and an underweighting in technology. Our overall success is due to one thing: stock picking.
   Its good performance discovered, money poured into SAFECO Growth. Assets grew from $262 million at June 30, 1997 to

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  PERFORMANCE OVERVIEW -- NO-LOAD CLASS
       AVERAGE ANNUAL TOTAL RETURN
 FOR THE PERIODS ENDED DECEMBER 31, 1997
1 Year                                                      49.96%
5 Year                                                      22.81%
10 Year                                                     18.48%
Investment Value
SAFECO Growth Fund: $54,510
S&P 500 Index: $52,553
                                                SAFECO Growth Fund     S&P 500 Index
12/31/87                                                   $10,000           $10,000
1/31/88                                                     10,000            10,421
2/28/88                                                     10,157            10,907
3/31/88                                                     11,040            10,570
4/30/88                                                     11,138            10,687
5/31/88                                                     10,987            10,780
6/30/88                                                     11,663            11,275
7/31/88                                                     11,633            11,232
8/31/88                                                     11,436            10,850
9/30/88                                                     12,000            11,312
10/31/88                                                    12,000            11,627
11/30/88                                                    12,016            11,460
12/31/88                                                    12,210            11,661
1/31/89                                                     12,210            12,515
2/28/89                                                     12,551            12,203
3/31/89                                                     12,868            12,487
4/30/89                                                     12,868            13,135
5/31/89                                                     13,391            13,667
6/30/89                                                     13,688            13,589
7/31/89                                                     13,688            14,817
8/31/89                                                     14,297            15,107
9/30/89                                                     15,028            15,045
10/31/89                                                    14,461            14,696
11/30/89                                                    14,417            14,996
12/31/89                                                    14,553            15,356
1/31/90                                                     13,143            14,325
2/28/90                                                     13,502            14,510
3/31/90                                                     14,317            14,895
4/30/90                                                     14,378            14,522
5/31/90                                                     15,851            15,938
6/30/90                                                     15,315            15,830
7/31/90                                                     15,613            15,779
8/31/90                                                     12,921            14,353
9/30/90                                                     11,472            13,654
10/31/90                                                    10,699            13,595
11/30/90                                                    11,492            14,473
12/31/90                                                    12,376            14,877
1/31/91                                                     13,612            15,526
2/28/91                                                     15,488            16,636
3/31/91                                                     16,245            17,038
4/30/91                                                     17,028            17,079
5/31/91                                                     18,152            17,817
6/30/91                                                     17,070            17,001
7/31/91                                                     18,667            17,793
8/31/91                                                     19,409            18,215
9/30/91                                                     19,527            17,911
10/31/91                                                    20,114            18,151
11/30/91                                                    18,417            17,419
12/31/91                                                    20,129            19,412
1/31/92                                                     21,602            19,051
2/28/92                                                     21,448            19,299
3/31/92                                                     19,854            18,922
4/30/92                                                     18,622            19,479
5/31/92                                                     18,161            19,574
6/30/92                                                     16,765            19,282
7/31/92                                                     17,468            20,071
8/31/92                                                     16,479            19,660
9/30/92                                                     16,045            19,892
10/31/92                                                    16,722            19,960
11/30/92                                                    18,833            20,638
12/31/92                                                    19,511            20,891
1/31/93                                                     20,325            21,065
2/28/93                                                     18,971            21,352
3/31/93                                                     19,717            21,803
4/30/93                                                     18,501            21,276
5/31/93                                                     19,453            21,843
6/30/93                                                     20,061            21,907
7/31/93                                                     19,993            21,819
8/31/93                                                     21,278            22,645
9/30/93                                                     22,211            22,471
10/31/93                                                    22,778            22,936
11/30/93                                                    21,818            22,718
12/31/93                                                    23,840            22,993
1/31/94                                                     25,123            23,775
2/28/94                                                     23,923            23,131
3/31/94                                                     22,723            22,124
4/30/94                                                     23,329            22,408
5/31/94                                                     23,543            22,773
6/30/94                                                     21,796            22,215
7/31/94                                                     22,283            22,944
8/31/94                                                     23,673            23,882
9/30/94                                                     23,073            23,299
10/31/94                                                    23,405            23,821
11/30/94                                                    22,768            22,954
12/31/94                                                    23,453            23,294
1/31/95                                                     23,092            23,897
2/28/95                                                     24,362            24,827
3/31/95                                                     24,268            25,559
4/30/95                                                     24,389            26,310
5/31/95                                                     25,364            27,379
6/30/95                                                     26,900            28,014
7/31/95                                                     27,849            28,941
8/31/95                                                     27,756            29,013
9/30/95                                                     28,594            30,238
10/31/95                                                    28,468            30,129
11/30/95                                                    28,757            31,449
12/31/95                                                    29,575            32,056
1/31/96                                                     30,671            33,145
2/28/96                                                     31,821            33,454
3/31/96                                                     31,335            33,775
4/30/96                                                     32,668            34,272
5/31/96                                                     34,056            35,155
6/30/96                                                     32,577            35,289
7/31/96                                                     29,363            33,730
8/31/96                                                     31,116            34,443
9/30/96                                                     32,644            36,380
10/31/96                                                    33,342            37,383
11/30/96                                                    34,631            40,206
12/31/96                                                    36,348            39,409
1/31/97                                                     39,476            41,868
2/28/97                                                     38,426            42,199
3/31/97                                                     37,077            40,469
4/30/97                                                     35,363            42,881
5/31/97                                                     40,718            45,488
6/30/97                                                     44,102            47,526
7/31/97                                                     46,673            51,307
8/31/97                                                     48,343            48,434
9/30/97                                                     52,241            51,087
10/30/97                                                    51,278            49,383
11/30/97                                                    53,505            51,667
12/31/97                                                    54,510            52,553

 The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
$644 million at year end. I used the new money to start some new positions and add to old favorites. Most importantly, I was able to keep up performance as the new money came in.
   I bought Philip Morris, Avon and Boston Scientific (medical technology). The advantage of investing in these larger cap stocks is that the money goes right to work and is readily accessible when more intriguing opportunities arise.
   I started a new position in Green Tree Financial, a company the fund has owned in the past. Green Tree's price had fallen on two counts. Wall Street didn't like its accounting and the entire sub-prime lending sector was under pressure. Green Tree's core business is financing manufactured housing, but it is branching into other areas of lending.
   I sold Jackson Hewitt, on the news that it would be acquired. The stock traded up so high, it seemed there was no place left for it to go. By selling it, I sold the downside risk that's inherently higher in highly-valued securities.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Green Tree Financial Corp.  ........................................ 5.8%
  (Financial Services Company)
Chancellor Media Corp.  ............................................. 5.3
  (Radio Stations)
Family Golf Centers, Inc.  .......................................... 5.2
  (Golf Recreation Centers)
MICROS Systems, Inc.  ............................................... 4.7
  (Specialty Software Company)
United Stationers, Inc.  ............................................ 4.2
  (Office Products Distribution)
Avon Products, Inc.  ................................................ 4.1
  (Beauty Care Products)
Philip Morris Cos., Inc.  ........................................... 3.4
  (Food, Beverage & Tobacco Company)
SFX Broadcasting, Inc. (Class A) .................................... 2.7
  (Radio Stations)
Tetra Technologies, Inc.  ........................................... 2.3
  (Specialty Chemicals)
Danka Business Systems (ADR) ........................................ 2.3
  (Office Products Distribution & Service)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Green Tree Financial Corp.  ........................................ $41,171
Family Golf Centers, Inc.  .......................................... 28,919
Avon Products, Inc.  ................................................ 25,003
United Stationers, Inc.  ............................................ 22,186
Philip Morris Cos., Inc.  ........................................... 16,694


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Jackson Hewitt, Inc.  ............................................. $22,366
*RJR Nabisco Holdings Corp.  ........................................ 13,678
Stage Stores, Inc.  .................................................. 7,996
*Melamine Chemicals, Inc.  ........................................... 4,914
Datascope Corp.  ..................................................... 4,794

                                                              PERCENT OF
TOP FIVE INDUSTRIES                                           NET ASSETS
-------------------------------------------------------------------------
Health Care (Medical Products & Supplies) ........................... 13%
Broadcasting (Television, Radio & Cable) ............................. 10
Office Equipment & Supplies ........................................... 7
Leisure Time (Products) ............................................... 7
Financial (Miscellaneous) ............................................. 6
-------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE GROWTH FUND MANAGER

   Jackson Hewitt wasn't our only stock to rise on acquisition news.
INBRANDS, SFX Broadcasting, American Radio and Suburban Ostomy, all climbed for the same reason.
   My favorite stocks continue to be those that haven't yet been discovered and because they are "unfound" they have ample room to appreciate. Currently they include Family Golf Centers (driving range facilities), MICROS Systems (point of sale inventory systems), Tetra Technologies (recycles chemical waste into specialty chemicals) and United Stationers (office product distributor).
   Despite the fact SAFECO Growth Fund has been discovered, I remain the same. And I will keep investing with the same attitude I've held for all these years: think "outside of the box". I'll keep trying to think and invest creatively and doing that, I hope to uncover and take opportunities that others fail to see.

/s/ THOMAS M. MAGUIRE
Thomas M. Maguire
-------------------------------

After completing his M.B.A. at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a Vice President. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
Large: ($4 Bil. and above.)               16%
Medium: ($1 Bil. - $4 Bil.)               11%
Small: (Less than $1 Bil.)                71%
Cash and Other:                            2%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.0%

AIR FREIGHT - 0.0%
         5,000   *Dynamex, Inc. ...................................... $   56

BROADCASTING (TELEVISION, RADIO & CABLE) - 9.5%
       186,100   *American Radio Systems Corp. ........................ 9,921
       456,549   *Chancellor Media Corp. ............................. 34,070
       215,600   *SFX Broadcasting, Inc. (Class A) ................... 17,302

BUILDING MATERIALS - 0.2%
        64,600   *ABT Building Products Corp. ......................... 1,163

CHEMICALS - 0.3%
       110,300   Spartech Corp. ....................................... 1,668

CHEMICALS (SPECIALTY) - 2.3%
       709,800   *+Tetra Technologies, Inc. .......................... 14,950

COMMUNICATIONS EQUIPMENT - 0.1%
        32,500   *NewCom, Inc. .......................................... 479

COMPUTERS (HARDWARE) - 5.0%
        45,000   *Equitrac Corp. ........................................ 810
       669,014   *+MICROS Systems, Inc. .............................. 30,106
       128,000   *Optimal Robotics Corp. ................................ 976

COMPUTERS (PERIPHERALS) - 0.6%
       338,400   *Tier Technologies, Inc. ............................. 3,638

COMPUTERS (SOFTWARE & SERVICES) - 1.3%
        84,080   *Affiliated Computer Services, Inc. .................. 2,212
       415,000   *+Phoenix International Ltd., Inc. ................... 6,121

CONSUMER FINANCE - 1.7%
       437,200   *Doral Financial Corp. .............................. 11,094

CONSUMER (JEWELRY, NOVELTIES & GIFTS) - 0.3%
       221,000   *Celebrity, Inc. ....................................... 304
        92,000   *Media Arts Group, Inc. .............................. 1,380

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH) - 2.5%
       401,300   *Nu Skin Asia Pacific, Inc. (Class A) .............. $ 7,324
       728,200   +Weider Nutrition International, Inc. ................ 9,057

ELECTRICAL EQUIPMENT - 0.3%
       204,000   *Ultrak, Inc. ........................................ 1,874

ENGINEERING & CONSTRUCTION - 1.5%
       360,400   *+American Buildings Co. ............................. 9,100
        43,800   *Diamond Home Services, Inc. ........................... 312

FINANCIAL (DIVERSIFIED) - 0.3%
       274,475   *Credit Acceptance Corp. ............................. 2,127

FINANCIAL (MISCELLANEOUS) - 5.8%
     1,430,000   Green Tree Financial Corp. .......................... 37,448

FOODS - 0.2%
        99,000   *Authentic Specialty Foods, Inc. ..................... 1,349

FOOTWEAR - 0.1%
        48,000   *Rocky Shoes & Boots, Inc. ............................. 732

HEALTH CARE (DIVERSIFIED) - 0.4%
       144,500   *Anesta Corp. ........................................ 2,366
        42,000   *OrthAlliance, Inc. (Class A) .......................... 383

HEALTH CARE (DRUGS--GENERAL) - 0.8%
       406,800   *+Nastech Pharmaceutical Co., Inc. ................... 5,288

HEALTH CARE (DRUGS--PHARMACEUTICALS) - 3.9%
       160,800   *Andrx Corp. ......................................... 5,507
       255,000   *Ethical Holdings, PLC (ADR) ........................... 797
       199,700   *Faulding, Inc. ...................................... 2,683
       286,900   *Gensia, Inc. ........................................ 1,668
       112,500   Mylan Laboratories, Inc. ............................. 2,355
       462,200   *Serologicals Corp. ................................. 12,017

HEALTH CARE (HOSPITAL MANAGEMENT) - 0.1%
        13,363   *Amsurg, Corp. (Class A) ............................... 100
        86,103   *Amsurg, Corp. (Class B) ............................... 667

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
HEALTH CARE (LONG TERM CARE) - 1.8%
       406,100   *Res-Care, Inc. .................................... $11,777

HEALTH CARE (MANAGED CARE) - 0.6%
       326,900   +First Commonwealth, Inc. ............................ 3,841

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) - 12.5%
       265,000   *Anika Therapeutics, Inc. ............................ 2,468
       225,000   *Boston Scientific Corp. ............................ 10,322
       270,100   *Datascope Corp. ..................................... 6,989
       209,300   Dentsply International, Inc. ......................... 6,384
       166,000   *EDAP TMS S.A. (ADR) ................................. 1,162
       833,200   *Haemonetics Corp. .................................. 11,665
       523,850   *+Lifeline Systems, Inc. ............................ 13,162
       337,100   *PolyMedica Industries, Inc. ......................... 3,287
       326,300   *Quidel Corp. ........................................ 1,183
        42,300   *ResMed, Inc. ........................................ 1,190
       433,650   *Sano Corp. ......................................... 14,365
       690,000   *+Suburban Ostomy Supply Co., Inc. ................... 8,021
       162,000   *UroQuest Medical Corp. ................................ 425

HEALTH CARE (SPECIALIZED SERVICES) - 1.4%
       182,300   *American Healthcorp, Inc. ........................... 1,276
       143,000   *Laboratory Specialists of America, Inc. ............... 661
       533,600   *Prime Medical Services, Inc. ........................ 7,370

HOMEBUILDING - 0.1%
        57,187   *American Homestar Corp. ............................... 944

HOUSEHOLD FURNITURE & APPLIANCES - 0.8%
       619,100   *International Comfort Products Corp. ................ 5,185

HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.2%
       328,500   *U.S. Home & Garden, Inc. ............................ 1,355
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HOUSEWARES - 1.1%
       293,200   *Home Products International, Inc. ................. $ 3,445
       357,720   Lifetime Hoan Corp. .................................. 3,532

INSURANCE (LIFE/HEALTH) - 0.0%
         4,100   *ESG Re, Limited ........................................ 96

INVESTMENT BANKING/BROKERAGE - 0.9%
       202,500   *AmeriTrade Holding Corp. ............................ 5,923

LEISURE TIME (PRODUCTS) - 6.6%
       465,000   *+American Coin Merchandising, Inc. .................. 8,196
     1,061,050   *+Family Golf Centers, Inc. ......................... 33,290
        90,200   *Toymax International, Inc. ............................ 778

LODGING-HOTELS - 0.6%
       302,500   *Suburban Lodges of America, Inc. .................... 4,027

MACHINERY (DIVERSIFIED) - 1.4%
       394,100   Chart Industries, Inc. ............................... 8,991

MANUFACTURING (DIVERSIFIED) - 0.0%
        75,600   *ITC Learning Corp. .................................... 274

MANUFACTURING (SPECIALIZED) - 0.2%
       140,413   *Intermagnetics General Corp. ........................ 1,132

NATURAL GAS - 0.1%
       108,000   Virginia Gas Co. ....................................... 918

OFFICE EQUIPMENT & SUPPLIES - 7.0%
        81,600   *Asia Pacific Wire & Cable Corp. Ltd. .................. 587
       930,700   Danka Business Systems (ADR) ........................ 14,833
       244,500   *+Open Plan Systems, Inc. .............................. 795
       186,200   *TRM Copy Centers Corp. .............................. 1,653
       560,800   *United Stationers, Inc. ............................ 26,989

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO GROWTH FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
PERSONAL CARE - 5.3%
       435,000   Avon Products, Inc. ................................ $26,698
       727,700   *+Penederm, Inc. ..................................... 7,277

REAL ESTATE INVESTMENT TRUST - 0.7%
        98,000   CCA Prison Realty Trust .............................. 4,373

RESTAURANTS - 0.8%
       170,300   Apple South, Inc. .................................... 2,235
       344,000   *Rare Hospitality International, Inc. ................ 3,096

RETAIL (DEPARTMENT STORES) - 1.2%
       452,500   *Marks Brothers Jewelers, Inc. ....................... 7,467

RETAIL (FOOD CHAINS) - 3.3%
       506,100   American Stores Co. ................................. 10,407
       898,279   *NPC International, Inc. ............................ 10,892

RETAIL (HOME SHOPPING) - 0.7%
       480,200   *+Damark International, Inc. ......................... 4,682

RETAIL (SPECIALTY) - 2.0%
       354,300   *+Funco, Inc. ........................................ 5,270
        78,200   *Garden Ridge Corp. .................................. 1,115
       498,000   Helig-Meyers Co. ..................................... 5,976
       309,400   *West Coast Entertainment Corp. ........................ 464

RETAIL (SPECIALTY-APPAREL) - 3.3%
       348,400   *+Concepts Direct, Inc. .............................. 7,316
       516,394   *+Harold's Stores, Inc. .............................. 3,517
       273,034   *Stage Stores, Inc. ................................. 10,205

SERVICES (ADVERTISING/MARKETING) - 1.7%
       183,400   *ACI Telecentrics, Inc. ................................ 642
       651,500   *APAC Teleservices, Inc. ............................. 8,795
        85,550   LCS Industries, Inc. ................................. 1,240
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SERVICES (COMMERCIAL & CONSUMER) - 2.7%
       310,000   *FirstService Corp. ................................ $ 2,325
        41,300   *IntelliQuest Information Group, Inc. .................. 547
        31,500   *NCO Group, Inc. ....................................... 811
       515,238   *+Rent-Way, Inc. ..................................... 9,532
       131,000   *Renters Choice, Inc. ................................ 2,686
        99,000   *UBICS, Inc. ......................................... 1,485

SERVICES (DATA PROCESSING) - 0.3%
       167,000   *Vanstar Corp. ....................................... 1,889

TEXTILES (APPAREL) - 0.1%
        56,500   *Sport-Haley, Inc. ..................................... 622

TOBACCO - 3.4%
       488,000   Philip Morris Cos., Inc. ............................ 22,113
                                                                       ------
TOTAL COMMON STOCKS ................................................. 631,572
                                                                       ------

WARRANTS - 0.0%

COMPUTERS (PERIPHERALS) - 0.0%
        32,500   *NewCom, Inc.  ......................................... 126
                                                                       ------
TOTAL WARRANTS .......................................................... 126
                                                                       ------

TEMPORARY INVESTMENTS - 0.7%

INVESTMENT COMPANIES:
    $4,286,756   SSgA Prime Money Market Portfolio .................... 4,287
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 4,287
                                                                       ------
TOTAL INVESTMENTS - 98.7% ........................................... 635,985
Other Assets, less Liabilities ........................................ 8,055
                                                                       ------
NET ASSETS ......................................................... $644,040
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
+ Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company).

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO EQUITY FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Equity ended the fourth quarter ahead of its peer funds, but finished the year behind the growth and income fund pack. For the year, the Fund returned 24.21% while the average growth and income fund peer returned 26.96%, according to Lipper Analytical Services. The S&P 500 returned 33.36%. (For the five and ten years ended December 31, 1997, your fund's average return's, 22.86% and 19.79%, respectively, remain ahead of the peer group's 18.06% and 16.03%, and the S&P 500's 20.25% and 18.02%.)
                            [PHOTO OF RICH MEAGLEY]

   I run Equity Fund for no surprises--and contrary to my intent, the first three quarters of 1997 delivered several unwanted ones. Trouble at a number of companies in our portfolio held our performance below our peers.
   During the fourth quarter we let go of two of them, Advanta and Viacom, in favor of stocks with greater earnings predictability.
   Within the Viacom organization, Blockbuster had continued to languish. Unable to overcome competition for leisure time

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  PERFORMANCE OVERVIEW -- NO-LOAD CLASS
       AVERAGE ANNUAL TOTAL RETURN
 FOR THE PERIODS ENDED DECEMBER 31, 1997
1 Year                                                     24.21%
5 Year                                                     22.86%
10 Year                                                    19.79%
Investment Value
SAFECO Equity Fund: $60,853
S&P 500 Index: $52,553
                                               SAFECO Equity Fund     S&P 500 Index
12/31/87                                                  $10,000           $10,000
01/31/88                                                   10,000            10,421
02/28/88                                                   10,846            10,907
03/31/88                                                   11,670            10,570
04/30/88                                                   11,670            10,687
05/31/88                                                   11,500            10,780
06/30/88                                                   12,020            11,275
07/31/88                                                   11,949            11,232
08/31/88                                                   11,749            10,850
09/30/88                                                   12,303            11,312
10/31/88                                                   12,303            11,627
11/30/88                                                   12,519            11,460
12/31/88                                                   12,529            11,661
01/31/89                                                   12,529            12,515
02/28/89                                                   13,379            12,203
03/31/89                                                   13,396            12,487
04/30/89                                                   13,396            13,135
05/31/89                                                   14,219            13,667
06/30/89                                                   14,743            13,589
07/31/89                                                   14,743            14,817
08/31/89                                                   16,055            15,107
09/30/89                                                   16,255            15,045
10/31/89                                                   16,287            14,696
11/30/89                                                   16,399            14,996
12/31/89                                                   17,014            15,356
01/31/90                                                   15,602            14,325
02/28/90                                                   15,748            14,510
03/31/90                                                   16,332            14,895
04/30/90                                                   15,860            14,522
05/31/90                                                   17,392            15,938
06/30/90                                                   17,364            15,830
07/31/90                                                   17,053            15,779
08/31/90                                                   15,253            14,353
09/30/90                                                   14,510            13,654
10/31/90                                                   14,200            13,595
11/30/90                                                   14,975            14,473
12/31/90                                                   15,556            14,877
01/31/91                                                   16,354            15,526
02/28/91                                                   17,325            16,636
03/31/91                                                   17,814            17,038
04/30/91                                                   18,180            17,079
05/31/91                                                   18,910            17,817
06/30/91                                                   17,696            17,001
07/31/91                                                   18,883            17,793
08/31/91                                                   19,180            18,215
09/30/91                                                   18,920            17,911
10/31/91                                                   19,229            18,151
11/30/91                                                   18,026            17,419
12/31/91                                                   19,898            19,412
01/31/92                                                   21,082            19,051
02/28/92                                                   21,439            19,299
03/31/92                                                   20,475            18,922
04/30/92                                                   20,645            19,479
05/31/92                                                   20,456            19,574
06/30/92                                                   18,980            19,282
07/31/92                                                   19,755            20,071
08/31/92                                                   18,942            19,660
09/30/92                                                   18,997            19,892
10/31/92                                                   19,913            19,960
11/30/92                                                   21,229            20,638
12/31/92                                                   21,741            20,891
01/31/93                                                   22,461            21,065
02/28/93                                                   22,481            21,352
03/31/93                                                   23,690            21,803
04/30/93                                                   23,148            21,276
05/31/93                                                   25,054            21,843
06/30/93                                                   25,156            21,907
07/31/93                                                   24,813            21,819
08/31/93                                                   26,203            22,645
09/30/93                                                   26,932            22,471
10/31/93                                                   27,641            22,936
11/30/93                                                   27,791            22,718
12/31/93                                                   28,461            22,993
01/31/94                                                   30,167            23,775
02/28/94                                                   29,412            23,131
03/31/94                                                   28,282            22,124
04/30/94                                                   29,192            22,408
05/31/94                                                   30,038            22,773
06/30/94                                                   28,956            22,215
07/31/94                                                   29,696            22,944
08/31/94                                                   31,503            23,882
09/30/94                                                   31,379            23,299
10/31/94                                                   31,967            23,821
11/30/94                                                   31,334            22,954
12/31/94                                                   31,289            23,294
01/31/95                                                   31,518            23,897
02/28/95                                                   32,341            24,827
03/31/95                                                   32,604            25,559
04/30/95                                                   33,478            26,310
05/31/95                                                   34,330            27,379
06/30/95                                                   35,181            28,014
07/31/95                                                   35,737            28,941
08/31/95                                                   36,732            29,013
09/30/95                                                   38,153            30,238
10/31/95                                                   37,680            30,129
11/30/95                                                   38,901            31,449
12/31/95                                                   39,192            32,056
01/31/96                                                   40,240            33,145
02/28/96                                                   40,598            33,454
03/31/96                                                   41,015            33,775
04/30/96                                                   41,888            34,272
05/31/96                                                   42,863            35,155
06/30/96                                                   43,656            35,289
07/31/96                                                   41,981            33,730
08/31/96                                                   42,419            34,443
09/30/96                                                   45,035            36,380
10/31/96                                                   46,484            37,383
11/30/96                                                   49,979            40,206
12/31/96                                                   48,993            39,409
01/31/97                                                   51,826            41,868
02/28/97                                                   52,033            42,199
03/31/97                                                   49,946            40,469
04/30/97                                                   51,397            42,881
05/31/97                                                   54,802            45,488
06/30/97                                                   57,040            47,526
07/31/97                                                   60,900            51,307
08/31/97                                                   57,752            48,434
09/30/97                                                   59,834            51,087
10/30/97                                                   57,928            49,383
11/30/97                                                   59,804            51,667
12/31/97                                                   60,853            52,553

 The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------
attention, the video division made Viacom a "B-grade" stock and we took it off our list.
   Advanta effectively became a higher risk stock by aggressively offering low introductory rates in its pursuit of market share. The company soon accumulated $10 billion in credit card receivables issued to what turned out to be higher risk users.
   Mid year, PacifiCare discovered the HMO it acquired, FHP, was in poorer financial shape than anticipated. That news sent the stock reeling. We held our position, looking for a come back. Instead the picture grew darker and the stock blew up a second time.
   Even though we outperformed our peers in the fourth quarter, trouble in technology stocks took a toll on overall returns. High-profile tech stocks started to miss their numbers. Oracle's stock, off 41% for the quarter, was brutalized as the company missed earning estimates for the first time in half a decade. Intel, off 24%, was also punished for disappointing earnings, as were 3Com and First Data, down 35% and 31%, respectively.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Chase Manhattan Corp.  ............................................. 3.1%
  (Bank)
Johnson & Johnson ................................................... 3.1
  (Health Care Products)
Hartford Financial Services Group, Inc.  ............................ 3.0
  (Insurance Company)
Kimberly-Clark Corp.  ............................................... 3.0
  (Manufacturing & Marketing Personal Care Products)
Federal National Mortgage Association ............................... 2.8
  (Mortgage Loan Banker)
American Home Products Corp.  ....................................... 2.6
  (Pharmaceuticals)
AlliedSignal, Inc.  ................................................. 2.6
  (Aerospace Products Manufacturer)
Merck & Co., Inc.  .................................................. 2.6
  (Health Care Products)
Anheuser-Busch Companies, Inc.  ..................................... 2.4
  (Brewery)
Walt Disney Co.  .................................................... 2.4
  (Entertainment Company)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.  .................................... $36,111
Merck & Co., Inc.  .................................................. 35,464
International Business Machines Corp.  .............................. 29,699
Boeing Co.  ......................................................... 27,501
Automatic Data Processing, Inc.  .................................... 23,937


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*AMP, Inc.  ........................................................ $32,258
*Viacom, Inc. (Class B) ............................................. 29,223
Chase Manhattan Corp.  .............................................. 26,236
SmithKline Beecham, plc (ADR) ....................................... 18,329
*Advanta Corp. (Class B) ............................................ 16,006

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Health Care (Diversified) ............................................... 7%
Oil (International Integrated) ........................................... 6
Financial (Diversified) .................................................. 5
Manufacturing (Diversified) .............................................. 5
Services (Data Processing) ............................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE EQUITY FUND MANAGER

   I worked the downdraft in First Data to our advantage, selling when its share price began to slip and buying it back later at a lower price. This company's business, credit card processing, is becoming more crowded, but First Data is still the dominant player.
   Electronic Data Systems, a data processing outsourcing company we own, ended the quarter on an up note. The company stumbled earlier this year and then languished as the quick fix it promised failed to occur. Finally after six quarters of our owning EDS, it beat expectations and the stock took off.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
Large: ($4 Bil. and above)                94%
Medium: ($1 Bil. - $4 Bil.)                3%
Cash and Other:                            3%

   I believe more than ever that our strategy is the right one. To make our 50-name portfolio excel in a market that can't tolerate bad news, I am working to incorporate greater predictability into our equation. I am carefully considering the sectors in which we invest, and raising the standards for admission to our portfolio. For example, it's easier to predict Fannie Mae's earnings than it is to predict Oracle's.
   Thus the theme to our purchases and sales, and subsequently to our fourth quarter come-back is predictablity. I have added to our stake in companies whose earnings I have higher conviction: Fannie Mae, Johnson & Johnson, AlliedSignal and GE. Those additions and good runs by the same companies have reshaped our top ten holdings.
   Conversely, we are less invested in companies with less predictable earnings--mainly technology and HMOs. Furthermore, I changed the tone of the technology we do own to more blue chip by adding to Microsoft and Intel.
   All said, our year ended on an up note. Even better, its a long-term game. In longer terms, Equity Fund remains well ahead. And, in golf terms: We're going forward working to get up, get down, stay out of trouble and go on to the next holding.

/s/ RICH MEAGLEY
Rich Meagley

-------------------------------

Rich Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company. He re-joined in January 1995 as Equity Fund Manager. He holds an M.B.A. from the University of Washington, and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 97.0%

AEROSPACE/DEFENSE - 3.9%
       525,000   Boeing Co. ......................................... $25,692
       335,000   Lockheed Martin Corp. ............................... 32,997

AUTO PARTS & EQUIPMENT - 1.3%
       550,000   Echlin, Inc. ........................................ 19,903

BANKS (MAJOR REGIONAL) - 2.3%
       575,000   NationsBank Corp. ................................... 34,967

BANKS (MONEY CENTER) - 3.1%
       425,000   Chase Manhattan Corp. ............................... 46,537

BEVERAGES (ALCOHOLIC) - 2.4%
       825,000   Anheuser-Busch Co., Inc. ............................ 36,300

BEVERAGES (NON-ALCOHOLIC) - 1.2%
       500,000   PepsiCo, Inc. ....................................... 18,219

CHEMICALS - 3.2%
       500,000   Du Pont (E.I.) de Nemours & Co. ..................... 30,031
       400,000   Praxair, Inc. ....................................... 18,000

COMPUTERS (HARDWARE) - 3.7%
       435,000   Hewlett-Packard Co. ................................. 27,187
       280,000   International Business Machines Corp. ............... 29,277

COMPUTERS (NETWORKING) - 1.2%
       500,000   *3Com Corp. ......................................... 17,469

COMPUTERS (SOFTWARE & SERVICES) - 3.0%
       250,000   *Microsoft Corp. .................................... 32,313
       600,000   Oracle Corp. ........................................ 13,388

ELECTRIC COMPANIES - 2.0%
     1,150,000   Houston Industries, Inc. ............................ 30,691

ELECTRICAL EQUIPMENT - 2.3%
       485,000   General Electric Co. ................................ 35,587

ELECTRICAL EQUIPMENT & ELECTRONICS - 0.9%
       250,000   Motorola, Inc. ...................................... 14,266

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS) - 2.0%
       425,000   Intel Corp. ........................................ $29,856

ENTERTAINMENT - 2.4%
       365,000   Walt Disney Co. ..................................... 36,158

FINANCIAL (DIVERSIFIED) - 4.9%
       750,000   Federal Home Loan Mortgage Corp. .................... 31,453
       725,000   Federal National Mortgage Association ............... 41,370

HEALTH CARE (DIVERSIFIED) - 7.3%
       510,000   American Home Products Corp. ........................ 39,015
       260,000   Bristol-Myers Squibb Co. ............................ 24,603
       690,000   Johnson & Johnson ................................... 45,454

HEALTH CARE (DRUGS--PHARMACEUTICALS) - 4.0%
       365,000   Merck and Co., Inc. ................................. 38,781
       400,000   SmithKline Beecham, plc. (ADR) ...................... 20,575

HEALTH CARE (HOSPITAL MANAGEMENT) - 1.3%
       650,000   Columbia/HCA Healthcare Corp. ....................... 19,256

HEALTH CARE (MANAGED CARE) - 1.0%
       300,000   *PacifiCare Health Systems, Inc. (Class B) .......... 15,713

HOUSEHOLD PRODUCTS (NON-DURABLES) - 3.0%
       900,000   Kimberly-Clark Corp. ................................ 44,381

INSURANCE (MULTI-LINE) - 4.4%
       195,000   American International Group, Inc. .................. 21,206
       475,000   Hartford Financial Services Group, Inc. ............. 44,442

MANUFACTURING (DIVERSIFIED) - 4.7%
     1,000,000   AlliedSignal, Inc. .................................. 38,938
       884,000   Dover Corp. ......................................... 31,935

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO EQUITY FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
OIL (DOMESTIC INTEGRATED) - 2.4%
       500,000   Mobil Corp. ........................................ $36,094

OIL (INTERNATIONAL INTEGRATED) - 6.0%
       520,000   Exxon Corp. ......................................... 31,818
       450,000   Royal Dutch Petroleum Co. (ADR) ..................... 24,384
       625,000   Texaco, Inc. ........................................ 33,984

PAPER & FOREST PRODUCTS - 1.2%
       548,000   Willamette Industries, Inc. ......................... 17,639

RAILROADS - 2.2%
       350,000   Burlington Northern Santa Fe ........................ 32,528

RETAIL (DEPARTMENT STORES) - 1.8%
       500,000   May Department Stores Co. ........................... 26,344

RETAIL (FOOD CHAINS) - 4.4%
       660,000   Albertson's, Inc. ................................... 31,268
     1,700,000   American Stores Co. ................................. 34,956

RETAIL (GENERAL MERCHANDISE) - 1.7%
       635,000   Wal-Mart Stores, Inc. ............................... 25,043
SERVICES (DATA PROCESSING) - 4.5%
       425,000   Automatic Data Processing, Inc. ..................... 26,084
       400,000   Electronic Data Systems Corp. ....................... 17,575
       800,000   First Data Corp. .................................... 23,400
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELECOMMUNICATIONS (LONG DISTANCE) - 1.5%
       375,000   AT&T Corp. ....................................... $  22,969

TELEPHONE - 3.6%
       300,000   Bell Atlantic Corp. ................................. 27,300
       500,000   GTE Corp. ........................................... 26,125

TOBACCO - 2.2%
       715,000   Philip Morris Cos., Inc. ............................ 32,398
                                                                      -------
TOTAL COMMON STOCKS ............................................... 1,455,869
                                                                      -------

TEMPORARY INVESTMENTS - 3.1%

CONSUMER (FINANCE)
   $46,965,218   Associates Corp. of North America
                 6.73%, due 1/02/98 .................................. 46,965
                                                                      -------
TOTAL TEMPORARY INVESTMENTS .......................................... 46,965
                                                                      -------
TOTAL INVESTMENTS - 100.1% ........................................ 1,502,834
Liabilities, less Other Assets ...................................... (1,824)
                                                                      -------
NET ASSETS ....................................................... $1,501,010
                                                                      -------
                                                                      -------
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                               SAFECO INCOME FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   SAFECO Income Fund ended 1997 with a total return of 26.43%, slightly trailing the Lipper Analytical Services Equity-Income category at 27.51%.
   As equity income funds typically do in a strong up market, the Fund (and its peers) underperformed the S&P 500 which returned 33.36%. The higher-income-producing securities held by SAFECO Income in the form of convertible bonds and preferred stocks, tend to underperform stocks (which make up the S&P) in a rising market. They also lower the Fund's risk profile as they tend to hold up better than stocks in a down market.
                             [PHOTO OF THOMAS RATH]

   After a slow start in the first quarter of 1997, the Fund outperformed in the year's last three quarters. American Home Products (AHP) provided a small boost in the latest quarter. I had increased our stake in AHP after its share price fell on liability concerns. I also purchased more shares in American Stores, a food and drug store chain, when its price fell on missed earnings.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  PERFORMANCE OVERVIEW -- NO-LOAD CLASS
       AVERAGE ANNUAL TOTAL RETURN
 FOR THE PERIODS ENDED DECEMBER 31, 1997
1 Year                                                      26.43%
5 Year                                                      17.87%
10 Year                                                     14.75%
Investment Value
SAFECO Income Fund: $39,568
S&P 500 Index: $52,553
                                                SAFECO Income Fund     S&P 500 Index
12/31/87                                                   $10,000           $10,000
01/31/88                                                    10,000            10,421
02/28/88                                                    10,617            10,907
03/31/88                                                    11,000            10,570
04/30/88                                                    11,000            10,687
05/31/88                                                    11,120            10,780
06/30/88                                                    11,651            11,275
07/31/88                                                    11,676            11,232
08/31/88                                                    11,481            10,850
09/30/88                                                    11,811            11,312
10/31/88                                                    11,811            11,627
11/30/88                                                    11,992            11,460
12/31/88                                                    11,898            11,661
01/31/89                                                    11,898            12,515
02/28/89                                                    12,433            12,203
03/31/89                                                    12,487            12,487
04/30/89                                                    12,487            13,135
05/31/89                                                    12,961            13,667
06/30/89                                                    13,366            13,589
07/31/89                                                    13,366            14,817
08/31/89                                                    14,173            15,107
09/30/89                                                    14,292            15,045
10/31/89                                                    13,753            14,696
11/30/89                                                    13,909            14,996
12/31/89                                                    14,185            15,356
01/31/90                                                    13,468            14,325
02/28/90                                                    13,530            14,510
03/31/90                                                    13,633            14,895
04/30/90                                                    13,121            14,522
05/31/90                                                    13,812            15,938
06/30/90                                                    13,756            15,830
07/31/90                                                    13,511            15,779
08/31/90                                                    12,510            14,353
09/30/90                                                    11,996            13,654
10/31/90                                                    11,707            13,595
11/30/90                                                    12,424            14,473
12/31/90                                                    12,659            14,877
01/31/91                                                    13,152            15,526
02/28/91                                                    13,909            16,636
03/31/91                                                    14,120            17,038
04/30/91                                                    14,274            17,079
05/31/91                                                    14,705            17,817
06/30/91                                                    14,335            17,001
07/31/91                                                    14,743            17,793
08/31/91                                                    15,190            18,215
09/30/91                                                    15,167            17,911
10/31/91                                                    15,325            18,151
11/30/91                                                    14,692            17,419
12/31/91                                                    15,603            19,412
01/31/92                                                    15,723            19,051
02/28/92                                                    15,773            19,299
03/31/92                                                    15,621            18,922
04/30/92                                                    16,077            19,479
05/31/92                                                    16,229            19,574
06/30/92                                                    16,288            19,282
07/31/92                                                    16,894            20,071
08/31/92                                                    16,771            19,660
09/30/92                                                    16,949            19,892
10/31/92                                                    16,637            19,960
11/30/92                                                    17,064            20,638
12/31/92                                                    17,393            20,891
01/31/93                                                    17,773            21,065
02/28/93                                                    18,110            21,352
03/31/93                                                    18,723            21,803
04/30/93                                                    18,468            21,276
05/31/93                                                    18,713            21,843
06/30/93                                                    18,810            21,907
07/31/93                                                    18,713            21,819
08/31/93                                                    19,327            22,645
09/30/93                                                    19,381            22,471
10/31/93                                                    19,719            22,936
11/30/93                                                    19,479            22,718
12/31/93                                                    19,576            22,993
01/31/94                                                    20,215            23,775
02/28/94                                                    19,763            23,131
03/31/94                                                    19,074            22,124
04/30/94                                                    19,297            22,408
05/31/94                                                    19,308            22,773
06/30/94                                                    19,025            22,215
07/31/94                                                    19,611            22,944
08/31/94                                                    20,232            23,882
09/30/94                                                    19,958            23,299
10/31/94                                                    19,923            23,821
11/30/94                                                    19,217            22,954
12/31/94                                                    19,362            23,294
01/31/95                                                    19,854            23,897
02/28/95                                                    20,474            24,827
03/31/95                                                    21,055            25,559
04/30/95                                                    21,505            26,310
05/31/95                                                    22,132            27,379
06/30/95                                                    22,406            28,014
07/31/95                                                    23,280            28,941
08/31/95                                                    23,448            29,013
09/30/95                                                    24,158            30,238
10/31/95                                                    23,892            30,129
11/30/95                                                    24,727            31,449
12/31/95                                                    25,240            32,056
01/31/96                                                    26,047            33,145
02/28/96                                                    26,111            33,454
03/31/96                                                    26,421            33,775
04/30/96                                                    26,524            34,272
05/31/96                                                    27,402            35,155
06/30/96                                                    27,745            35,289
07/31/96                                                    26,964            33,730
08/31/96                                                    27,472            34,443
09/30/96                                                    28,742            36,380
10/31/96                                                    29,804            37,383
11/30/96                                                    31,368            40,206
12/31/96                                                    31,296            39,409
01/31/97                                                    32,525            41,868
02/28/97                                                    32,570            42,199
03/31/97                                                    31,375            40,469
04/30/97                                                    31,807            42,881
05/31/97                                                    34,089            45,488
06/30/97                                                    35,493            47,526
07/31/97                                                    37,432            51,307
08/31/97                                                    36,861            48,434
09/30/97                                                    38,505            51,087
10/30/97                                                    37,234            49,383
11/30/97                                                    38,580            51,667
12/31/97                                                    39,568            52,553

 The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      REPORT FROM THE INCOME FUND MANAGER

   Despite the fact both these domestic companies experienced dips in the last six months, I am content to hold them because their revenues are less tied to foreign countries at a time when international exposure is not so desirable. I also currently like smaller domestic companies more than larger ones.
   One of them, Chancellor Media, was the largest contributor to our performance in the latest three quarters. (This radio station holding company actually grew from small to mid cap on us.) Through appreciation, acquisitions and mergers, the share price of AMFM has doubled since we bought it. And best of all, the Chancellor convertible we hold pays a 7% dividend.
   Another small company contribution came from CCA Prison Realty (PZN). This REIT has moved from $21 to $45 a share since we purchased it in July. PZN pays an attractive dividend and positions us to participate in the prison privatization trend.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Family Golf Centers, Inc. Cvt. 5.75%, due 10/15/04 ................. 5.2%
  (Golf Recreation Centers)
Chancellor Media Corp. 7.00% Convertible 4.5
  (Radio Stations)
American Home Products Corp.  ....................................... 4.4
  (Pharmaceuticals)
CCA Prison Realty Trust ............................................. 3.4
  (Correctional Facilities Leasing)
MICROS Systems, Inc.  ............................................... 2.9
  (Specialty Software Company)
Mobil Corp.  ........................................................ 2.5
  (Oil/Gas Exploration & Production)
Green Tree Financial Corp.  ......................................... 2.4
  (Financial Services Company)
J.C. Penney Co., Inc.  .............................................. 2.4
  (Department Store)
GATX Corp.  ......................................................... 2.3
  (Railway & Terminal Operator)
U.S. Bancorp ........................................................ 2.2
  (Bank)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Family Golf Centers, Inc. Cvt.
  5.75%, due 10/15/04 .............................................. $20,190
Green Tree Financial Corp.  ......................................... 10,701
Quantum Corp. 7.00%, due 8/01/04 ..................................... 9,090
Xilinx, Inc. (144A) 5.25%, due 11/01/02 .............................. 8,261
Cymer, Inc. (144A) 7.25%, due 8/05/00 (Step Bond) .................... 8,250


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*RJR Nabisco Holdings Corp.  ........................................ $8,665
*Stage Stores, Inc.  ................................................. 7,157
*Browning Ferris Industries, Inc. 7.25% "ACES" ....................... 5,334
*Advanta Corp. (Class B) Series 95 SAILS ............................. 5,137
*Omega Healthcare Investors, Inc.  ................................... 4,860

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Leisure Time (Products) ................................................. 6%
Real Estate Investment Trust ............................................. 6
Health Care (Diversified) ................................................ 6
Oil (International Integrated) ........................................... 5
Broadcasting (Television, Radio & Cable) ................................. 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

   Through Family Golf Center's 5.75% convertible, SAFECO Income
Fund is holding a great small company in a way that fits our conservative risk/reward profile. I made Family Golf our largest position because, I believe it can grow tremendously over the next couple years. This company acquires and improves golf driving ranges.
   I'm substantially invested in integrated international oil producers, a long-standing, high-yielding staple of equity-income funds. I believe these stocks reduce the overall risk of our portfolio because they tend to be less volatile than the market as a whole.
   I took our gain in RJR Nabisco and reduced exposure to tobacco stocks because the tobacco settlement process had become more politicized. In my estimation, a politically negotiated settlement--which is what's happening--is more difficult to analyze than a solution determined on a case-by-case basis in the courts.
   We're invested in technology, albeit conservatively, in an amount comparable to the S&P 500. Compared to the broad market, our tech companies have lower exposure to Asia and are less cyclical. As well, many of our investments are held in convertible debt securities.
   The fund remains fully invested in domestically-oriented companies, and that's attractive given today's environment. I believe the biggest risk in the market right now is the damage an Asian recession could do. I anticipate the Asian economies will experience serious recessions and I think our domestic economy will slow because of it. Slow, but not recede--and, that is why I'm continuing to invest at home. Overall, the outlook for our markets, and your Fund, remains constructive.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    NET ASSET CAPITALIZATION WEIGHTINGS
        AS A PERCENT OF NET ASSETS

COMMON STOCKS
Large: ($4 Bil. and above)                         52%
Medium: ($1 Bil. - $4 Bil.)                         8%
Small: (Less than $1 Bil.)                         13%
Preferred Stocks:                                  11%
Corporate Bonds:                                   15%
Cash and Other:                                     1%

/s/ THOMAS RATH
Thomas Rath
-------------------------------

In addition to being an equity and convertible securities portfolio manager at SAFECO, Rath has been an analyst and portfolio manager at First Interstate Bank and a principal at Meridian Capital Management. He holds an MBA from the University of Washington and is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 73.1%

AEROSPACE/DEFENSE - 1.8%
        75,000   Lockheed Martin Corp. .............................. $ 7,387

BANKS (MAJOR REGIONAL) - 2.4%
        45,000   Barnett Banks, Inc. .................................. 3,234
        45,674   NationsBank Corp. .................................... 2,778
        92,200   Norwest Corp. ........................................ 3,561

BANKS (MONEY CENTER) - 1.9%
        70,000   Chase Manhattan Corp. ................................ 7,665

BANKS (REGIONAL) - 2.2%
        79,275   U.S. Bancorp ......................................... 8,874

BEVERAGES (ALCOHOLIC) - 1.4%
       125,000   Anheuser-Busch Co., Inc. ............................. 5,500

CHEMICALS (SPECIALTY) - 1.0%
        74,600   International Flavors & Fragrances, Inc. ............. 3,842

COMPUTERS (HARDWARE) - 2.9%
       262,200   *MICROS Systems, Inc. ............................... 11,799

ELECTRIC COMPANIES - 2.6%
       160,000   Houston Industries, Inc. ............................. 4,270
       125,000   NIPSCO Industries, Inc. .............................. 6,180

ELECTRICAL EQUIPMENT - 2.2%
       105,000   AMP, Inc. ............................................ 4,410
        60,000   General Electric Co. ................................. 4,403

FINANCIAL (DIVERSIFIED) - 2.5%
        70,000   Federal National Mortgage Association ................ 3,994
       277,500   Medallion Financial Corp. ............................ 6,105

FINANCIAL (MISC.) - 2.4%
       370,000   Green Tree Financial Corp. ........................... 9,689

FOODS - 1.6%
        27,400   CPC International, Inc. .............................. 2,952
       110,000   *ConAgra, Inc. ....................................... 3,609

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

HEALTH CARE (DIVERSIFIED) - 5.6%
       230,000   American Home Products Corp. ....................... $17,595
        50,000   Bristrol-Myers Squibb Co. ............................ 4,731

HEALTH CARE (DRUGS--PHARMACEUTICALS) - 1.2%
        45,000   Merck and Co., Inc. .................................. 4,781

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.8%
       150,000   Kimberly-Clark Corp. ................................. 7,397

INSURANCE (MULTI-LINE) - 1.6%
        70,000   Hartford Financial Services Group, Inc. .............. 6,549

LEISURE TIME (PRODUCTS) - 1.0%
       215,000   Sturm, Ruger & Co., Inc. ............................. 3,964

MANUFACTURING (DIVERSIFIED) - 1.1%
        55,000   Minnesota Mining & Manufacturing Co. ................. 4,513

NATURAL GAS - 1.0%
       135,000   Northwest Natural Gas Co. . 4,185

OFFICE EQUIPMENT & SUPPLIES - 1.5%
       440,000   Unisource Worldwide, Inc. ............................ 6,270

OIL (DOMESTIC INTEGRATED) - 2.5%
       140,000   Mobil Corp. ......................................... 10,106

OIL (INTERNATIONAL INTEGRATED) - 5.0%
       100,000   Exxon Corp. .......................................... 6,119
       100,000   Royal Dutch Petroleum Co. (ADR) ...................... 5,419
       160,000   Texaco, Inc. ......................................... 8,700

PAPER & FOREST PRODUCTS - 0.8%
        70,000   Weyerhaeuser Co. ..................................... 3,434

PERSONAL CARE - 1.1%
        70,000   Avon Products, Inc. .................................. 4,296

RAILROADS - 2.3%
       126,434   GATX Corp. ........................................... 9,174

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST - 5.6%
       307,100   CCA Prison Realty Trust ........................... $ 13,704
       125,000   First Industrial Realty Trust, Inc. .................. 4,516
       150,000   Liberty Property Trust ............................... 4,284

RETAIL (DEPARTMENT STORES) - 2.4%
       160,000   J.C. Penney Co., Inc. ................................ 9,650

RETAIL (FOOD CHAINS) - 1.0%
       191,000   American Stores Co. .................................. 3,928

SAVINGS & LOAN COMPANIES - 1.8%
       114,000   Washington Mutual Savings Bank ....................... 7,275

SERVICES (COMMERCIAL & CONSUMER) - 1.9%
       275,900   Landauer, Inc. ....................................... 7,725

SERVICES (DATA PROCESSING) - 3.8%
       135,000   Automatic Data Processing, Inc. ...................... 8,286
       252,815   First Data Corp. ..................................... 7,395

TELECOMMUNICATIONS (LONG DISTANCE) - 1.1%
        70,000   AT&T Corp. ........................................... 4,288

TELEPHONE - 2.1%
       160,000   GTE Corp. ............................................ 8,360

TOBACCO - 2.0%
       179,000   Philip Morris Cos., Inc. ............................. 8,112
                                                                       ------
TOTAL COMMON STOCKS ................................................. 295,008
                                                                       ------

PREFERRED STOCKS - 10.9%

BROADCASTING (TELEVISION, RADIO & CABLE) - 4.5%
       170,000   Chancellor Media Corp. 7.00% Convertible ............ 18,275

COMPUTERS (NETWORKING) - 0.9%
       100,000   #Vanstar Financing Trust 6.75% Convertible (144A) (acquired
                 9/27/97) ............................................. 3,700
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CONTAINERS (METAL & GLASS) - 2.1%
       177,000   Crown Cork & Seal 4.50% Convertible ................ $ 8,319

INSURANCE (LIFE/HEALTH) - 1.2%
        52,000   American Banks Insurance Series B Convertible ........ 4,836

OIL & GAS (EXPLORATION & PRODUCTION) - 0.5%
        44,800   Nuevo Energy Co. $2.875 Convertible .................. 2,195

TELEPHONE - 1.7%
       115,400   Salomon, Inc. 6.25% Exchangeable Convertible to Cincinnati
                 Bell, Inc. ........................................... 6,838
                                                                       ------
TOTAL PREFERRED STOCKS ............................................... 44,163
                                                                       ------

CORPORATE BONDS - 14.5%

CONVERTIBLE SUBORDINATED DEBENTURES:

COMPUTERS (HARDWARE) - 1.0%
    $4,500,000   HMT Technology 5.75%, due 1/15/04 .................... 3,943

COMPUTERS (PERIPHERALS) - 1.9%
     8,500,000   Quantum Corp. 7.00%, due 8/01/04 ..................... 7,948

ELECTRONICS - 1.8%
     7,500,000   #Xilinx, Inc. (144A) (acquired 10/09/97) 5.25%, due
                 11/01/02 ............................................. 7,266

EQUIPMENT (SEMICONDUCTORS) - 1.5%
     8,000,000   #Cymer, Inc. (144A) (acquired 10/02/97) 7.25%, due 8/05/00
                 (Step Bond) .......................................... 5,960

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                               SAFECO INCOME FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
LEISURE TIME (PRODUCTS) - 5.2%
   $20,000,000   #Family Golf Centers, Inc. (144A) (acquired 10/10/97) 5.75%, due 10/15/04 ....................................... $21,125

OFFICE EQUIPMENT & SUPPLIES - 0.9%
     4,000,000   Corporate Express, Inc. 4.50%, due 7/01/00 ........... 3,535

OIL (DOMESTIC INTEGRATED) - 1.2%
     2,500,000   Pennzoil Co. 6.50%, due 1/15/03 ...................... 4,681
RETAIL (BUILDING SUPPLIES) - 1.0%
     3,000,000   Home Depot, Inc. 3.25%, due 10/01/01 ................. 4,016
                                                                       ------
TOTAL CORPORATE BONDS ................................................ 58,474
                                                                       ------
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 1.7%

INVESTMENT COMPANIES:
    $6,882,524   SSgA Prime Money Market Portfolio .................. $ 6,883
                                                                       ------
TOTAL TEMPORARY INVESTMENTS ........................................... 6,883
                                                                       ------
TOTAL INVESTMENTS - 100.2% .......................................... 404,528
Liabilities, Less Other Assets ...................................... (1,003)
                                                                       ------
NET ASSETS ......................................................... $403,525
                                                                       ------
                                                                       ------
-----------------------------------------------------------------------------

* Non-income producing security.
# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $40,663,545 and total value is 9.4% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                             SAFECO NORTHWEST FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Returning 31.12%, SAFECO Northwest Fund finished 1997 well ahead of its peer funds and slightly behind the broad market. Respectively, the average growth fund delivered 28.08% as measured by Lipper Analytical Servcies and the S&P 500 returned 33.36%.
   The Fund was outpacing the S&P 500 going into the fourth quarter, but fell behind during the Asian crisis.
                         [PHOTO OF WILLIAM B. WHITLOW]
   Asia was the biggest factor in the entire market's fourth quarter performance, with the Northwest Market being hardest hit. No region has a larger stake in exporting, and most of that involves the Pacific Rim. And because the Northwest Fund has substantial exposure to exporting, the Asia epidemic affected our portfolio as well.
   Boeing, Schnitzer Steel, Lattice Semiconductor and Expeditors all suffered with the Asian Flu. Innova declined on the perception that developing countries would be less able to buy their wireless technology. In all EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                PERFORMANCE OVERVIEW -- NO-LOAD CLASS
                     AVERAGE ANNUAL TOTAL RETURN
               FOR THE PERIODS ENDED DECEMBER 31, 1997

1 Year                                                                                    31.12%
5 Year                                                                                    12.51%
Since Inception*                                                                          13.53%
Investment Value
SAFECO Northwest Fund: $23,802
S&P 500 Index: $31,591
Composite NW 50 Index: $28,622
                                                                           SAFECO Northwest Fund     S&P 500 Index
02/28/91                                                                                 $10,000           $10,000
03/31/91                                                                                  10,295            10,242
04/30/91                                                                                  10,597            10,267
05/31/91                                                                                  10,958            10,710
06/30/91                                                                                  10,317            10,220
07/31/91                                                                                  10,932            10,696
08/31/91                                                                                  11,385            10,949
09/30/91                                                                                  11,106            10,766
10/31/91                                                                                  10,995            10,911
11/30/91                                                                                  10,318            10,471
12/31/91                                                                                  11,573            11,669
01/31/92                                                                                  12,072            11,452
02/28/92                                                                                  12,459            11,601
03/31/92                                                                                  12,185            11,375
04/30/92                                                                                  11,757            11,709
05/31/92                                                                                  11,879            11,766
06/30/92                                                                                  11,504            11,591
07/31/92                                                                                  11,769            12,065
08/31/92                                                                                  11,453            11,818
09/30/92                                                                                  11,931            11,957
10/31/92                                                                                  12,329            11,998
11/30/92                                                                                  12,850            12,406
12/31/92                                                                                  13,202            12,558
01/31/93                                                                                  13,255            12,663
02/28/93                                                                                  12,605            12,835
03/31/93                                                                                  13,097            13,106
04/30/93                                                                                  12,563            12,789
05/31/93                                                                                  12,835            13,130
06/30/93                                                                                  12,715            13,169
07/31/93                                                                                  12,610            13,116
08/31/93                                                                                  12,966            13,612
09/30/93                                                                                  12,957            13,508
10/31/93                                                                                  13,125            13,787
11/30/93                                                                                  13,178            13,656
12/31/93                                                                                  13,338            13,821
01/31/94                                                                                  13,574            14,291
02/28/94                                                                                  13,917            13,904
03/31/94                                                                                  13,327            13,299
04/30/94                                                                                  13,295            13,470
05/31/94                                                                                  13,499            13,689
06/30/94                                                                                  13,154            13,354
07/31/94                                                                                  13,347            13,792
08/31/94                                                                                  13,948            14,356
09/30/94                                                                                  13,629            14,005
10/31/94                                                                                  13,499            14,319
11/30/94                                                                                  13,164            13,798
12/31/94                                                                                  13,131            14,002
01/31/95                                                                                  13,294            14,365
02/28/95                                                                                  13,629            14,924
03/31/95                                                                                  14,085            15,364
04/30/95                                                                                  14,269            15,816
05/31/95                                                                                  14,486            16,458
06/30/95                                                                                  15,200            16,840
07/31/95                                                                                  15,992            17,397
08/31/95                                                                                  16,133            17,440
09/30/95                                                                                  16,220            18,176
10/31/95                                                                                  16,029            18,111
11/30/95                                                                                  15,995            18,904
12/31/95                                                                                  15,780            19,269
01/31/96                                                                                  15,930            19,924
02/28/96                                                                                  16,415            20,110
03/31/96                                                                                  17,409            20,303
04/30/96                                                                                  17,882            20,602
05/31/96                                                                                  18,183            21,132
06/30/96                                                                                  17,804            21,213
07/31/96                                                                                  16,960            20,276
08/31/96                                                                                  17,503            20,704
09/30/96                                                                                  17,778            21,868
10/31/96                                                                                  17,327            22,471
11/30/96                                                                                  18,088            24,168
12/31/96                                                                                  18,153            23,689
01/31/97                                                                                  19,469            25,168
02/28/97                                                                                  19,481            25,366
03/31/97                                                                                  18,656            24,326
04/30/97                                                                                  19,327            25,776
05/31/97                                                                                  20,617            27,343
06/30/97                                                                                  21,804            28,568
07/31/97                                                                                  23,675            30,841
08/31/97                                                                                  23,055            29,115
09/30/97                                                                                  24,203            30,709
10/30/97                                                                                  23,068            29,685
11/30/97                                                                                  24,074            31,058
12/31/97                                                                                  23,802            31,591
*The Funds inception was February 7, 1991.
Graph and average annual return comparison begins February 28, 1991.

                PERFORMANCE OVERVIEW -- NO-LOAD CLASS
                     AVERAGE ANNUAL TOTAL RETURN
               FOR THE PERIODS ENDED DECEMBER 31, 1997
1 Year
5 Year
Since Inception*
Investment Value
SAFECO Northwest Fund: $23,802
S&P 500 Index: $31,591
Composite NW 50 Index: $28,622
                                                                          Composite NW 50 Index
                                                                                          Index
02/28/91                                                                                $10,000
03/31/91                                                                                 10,409
04/30/91                                                                                 10,666
05/31/91                                                                                 11,305
06/30/91                                                                                 10,552
07/31/91                                                                                 11,063
08/31/91                                                                                 11,510
09/30/91                                                                                 11,292
10/31/91                                                                                 11,285
11/30/91                                                                                 10,836
12/31/91                                                                                 12,133
01/31/92                                                                                 12,767
02/28/92                                                                                 12,958
03/31/92                                                                                 12,545
04/30/92                                                                                 11,973
05/31/92                                                                                 11,865
06/30/92                                                                                 11,450
07/31/92                                                                                 11,567
08/31/92                                                                                 11,250
09/30/92                                                                                 11,693
10/31/92                                                                                 12,156
11/30/92                                                                                 12,701
12/31/92                                                                                 12,725
01/31/93                                                                                 12,821
02/28/93                                                                                 12,420
03/31/93                                                                                 12,932
04/30/93                                                                                 12,641
05/31/93                                                                                 12,953
06/30/93                                                                                 12,675
07/31/93                                                                                 12,220
08/31/93                                                                                 12,721
09/30/93                                                                                 12,434
10/31/93                                                                                 12,881
11/30/93                                                                                 13,158
12/31/93                                                                                 13,334
01/31/94                                                                                 13,737
02/28/94                                                                                 13,941
03/31/94                                                                                 13,449
04/30/94                                                                                 13,409
05/31/94                                                                                 13,611
06/30/94                                                                                 13,198
07/31/94                                                                                 13,300
08/31/94                                                                                 14,068
09/30/94                                                                                 13,530
10/31/94                                                                                 13,449
11/30/94                                                                                 13,209
12/31/94                                                                                 13,281
01/31/95                                                                                 13,224
02/28/95                                                                                 13,668
03/31/95                                                                                 14,102
04/30/95                                                                                 14,526
05/31/95                                                                                 14,528
06/30/95                                                                                 15,409
07/31/95                                                                                 15,993
08/31/95                                                                                 16,299
09/30/95                                                                                 16,897
10/31/95                                                                                 16,507
11/30/95                                                                                 16,753
12/31/95                                                                                 16,957
01/31/96                                                                                 17,518
02/28/96                                                                                 17,921
03/31/96                                                                                 17,826
04/30/96                                                                                 18,898
05/31/96                                                                                 19,204
06/30/96                                                                                 19,123
07/31/96                                                                                 18,188
08/31/96                                                                                 19,088
09/30/96                                                                                 19,583
10/31/96                                                                                 19,446
11/30/96                                                                                 20,852
12/31/96                                                                                 21,348
01/31/97                                                                                 22,302
02/28/97                                                                                 22,719
03/31/97                                                                                 22,097
04/30/97                                                                                 23,084
05/31/97                                                                                 24,975
06/30/97                                                                                 26,156
07/31/97                                                                                 28,542
08/31/97                                                                                 27,620
09/30/97                                                                                 29,553
10/30/97                                                                                 27,603
11/30/97                                                                                 29,281
12/31/97                                                                                 28,622
*The Funds inception was February 7, 1991.
Graph and average annual return comparison begins February 28, 1991.

 The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE NORTHWEST FUND MANAGER

these cases the problems are more perceived than real. In other words it's expectations, not orders, that are off.
   And while exports were the wrong place to be in the fourth quarter, I'm convinced they are an important place to be invested long-term. In fact, I added to our holdings in both Expeditors and Innova after their share prices dropped. Innova, with only 6% of its business tied to Asia, was simply too cheap to pass up. And, Expeditors is a net importer of goods. A stronger US dollar should actually increase its business.
   Our best fourth-quarter performers were companies that do business locally. Regional banks prospered. QFC, Fred Meyer, Albertson's and Costco all posted substantial gains. I sold QFC on the news that Fred Meyer would acquire the grocery chain. Had I kept both names we would have had 9% of net assets invested in the new company.
   I sold Assisted Living Concepts for the gain, and I sold PacifiCare for the tax write off. I

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN HOLDINGS                                              NET ASSETS
-------------------------------------------------------------------------
Microsoft Corp.  ................................................... 4.8%
  (Personal Computer Software)
Boeing Co.  ......................................................... 4.2
  (Aerospace)
Albertson's, Inc.  .................................................. 4.1
  (Retail Grocer)
Fred Meyer, Inc.  ................................................... 4.1
  (Department Store)
Expeditors International of Washington, Inc.  ....................... 4.1
  (Freight Forwarding)
Alaska Air Group, Inc.  ............................................. 3.9
  (Airlines)
Costco Companies, Inc.  ............................................. 3.9
  (Wholesale Membership Warehouse)
Starbucks Corp.  .................................................... 3.8
  (Beverage Retailer)
Schnitzer Steel Industries, Inc.  ................................... 3.8
  (Steel Manufacturing)
Eagle Hardware & Garden, Inc.  ...................................... 3.7
  (Home Improvement Center)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Eagle Hardware & Garden, Inc.  ...................................... $2,504
Innova Corp.  ........................................................ 2,465
Quality Food Centers, Inc.  .......................................... 2,074
Fred Meyer, Inc.  .................................................... 2,012
Penwest Ltd.  ........................................................ 1,814


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*Quality Food Centers, Inc.  ........................................ $3,380
*PacifiCare Health Systems, Inc. (Class B) ........................... 1,541
*Precision Castparts Corp.  .......................................... 1,400
*AMP, Inc.  .......................................................... 1,375
*Houston Industries, Inc.  ........................................... 1,344

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Savings & Loan Companies ............................................... 10%
Computers (Software & Services) .......................................... 7
Computers (Hardware) ..................................................... 5
Electronics (Semiconductors) ............................................. 5
Health Care (Medical Products & Supplies) ................................ 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------
bought PacifiCare's stock after it blew-up in June, anticipating a swift recovery for the HMO. Unfortunately, the stock tumbled a second time when it became clear PacifiCare's merger with FHP wasn't going well.
   The only position of any size I initiated in the last quarter was Protocol Systems, a medical monitor supplier in Oregon. I like Protocol and I wanted to keep our weighting in healthcare up.
   By taking our gains in connector company AMP, I sold the only non-Northwest company remaining in our portfolio. Every one of the 35 companies we now own has operations in the Northwest.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
Large: ($4 Bil. and above)                34%
Medium: ($1 Bil. - $4 Bil.)               10%
Small: (Less than $1 Bil.)                55%
Cash and Other:                            1%

   I feel the portfolio is well positioned for 1998. One of the analysts or I closely follow each company we own. And that's the way it should be. After all, they're our neighbors.

/s/ WILLIAM B. WHITLOW
William B. Whitlow
-------------------------------

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the U. of Colorado and an MBA from the U. of Calif. at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.9%

AEROSPACE/DEFENSE - 4.1%
        57,000   Boeing Co. .......................................... $2,789

AIR FREIGHT - 4.1%
        71,000   Expeditors International of Washington, Inc. ......... 2,734

AIRLINES - 3.9%
        67,000   *Alaska Air Group, Inc. .............................. 2,596

BANKS (MAJOR REGIONAL) - 2.6%
        65,962   West Coast Bancorp, Inc. ............................. 1,665

BANKS (REGIONAL) - 3.1%
        18,875   U.S. Bancorp ......................................... 2,113

BIOTECHNOLOGY - 1.3%
        98,000   Corixa Corp. ........................................... 876

BUILDING MATERIALS - 3.4%
        93,000   TJ International, Inc. ............................... 2,302

CHEMICALS (DIVERSIFIED) - 3.1%
        59,000   Penford Corporation .................................. 2,065

COMMUNICATIONS (EQUIPMENT) - 3.6%
       157,000   *Innova Corp. ........................................ 2,394

COMPUTERS (HARDWARE) - 5.4%
        30,000   Hewlett-Packard Co. .................................. 1,875
        88,000   *Sequent Computer Systems, Inc. ...................... 1,760

COMPUTERS (SOFTWARE & SERVICES) - 6.6%
       125,000   *Mentor Graphics Corp. ............................... 1,211
        25,000   *Microsoft Corp. ..................................... 3,231

ELECTRONICS (SEMICONDUCTORS) - 5.4%
        31,000   Intel Corp. .......................................... 2,178
        30,700   *Lattice Semiconductor Corp. ......................... 1,454

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FOOTWEAR - 1.8%
        30,000   NIKE, Inc. .......................................... $1,177

HEALTH CARE (LONG TERM CARE) - 3.6%
       189,000   *Emeritus Corp. ...................................... 2,410

HEALTH CARE (MED. PRODUCTS & SUPPLIES) - 5.2%
       142,000   *Physio-Control International Corp. .................. 2,254
       123,000   *Protocol Systems, Inc. .............................. 1,238

IRON & STEEL - 3.8%
        90,000   Schnitzer Steel Industries, Inc. ..................... 2,526

METALS MINING - 1.1%
        23,000   *Oregon Metallurgical Corp. ............................ 768

PHOTOGRAPHY/IMAGING - 1.8%
       106,000   *Seattle FilmWorks, Inc. ............................. 1,179

RAILROADS - 2.5%
        18,000   Burlington Northern Santa Fe ......................... 1,673

RESTAURANTS - 3.7%
        66,000   *Starbucks Corp. ..................................... 2,533

RETAIL (BUILDING SUPPLIES) - 3.7%
       130,000   *Eagle Hardware & Garden, Inc. ....................... 2,519

RETAIL (DEPARTMENT STORES) - 4.1%
        76,000   *Fred Meyer, Inc. .................................... 2,764

RETAIL (FOOD CHAINS) - 4.1%
        58,500   Albertson's, Inc. .................................... 2,771

RETAIL (GENERAL MERCHANDISE) - 3.8%
        58,000   *Costco Companies, Inc. .............................. 2,588

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO NORTHWEST FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
SAVINGS & LOAN COMPANIES - 9.7%
        33,000   InterWest Bancorp Inc.  ............................ $ 1,246
         6,200   Riverview Bancorp. Inc. ................................ 110
       106,000   *Sterling Financial Corp. ............................ 2,305
        37,200   Washington Mutual Savings Bank ....................... 2,374
        19,829   WesterFed Financial Corp. .............................. 506

TELECOMMUNICATIONS (LONG DISTANCE) - 1.6%
       158,000   *General Communications, Inc. (Class A) .............. 1,047
TELEPHONE - 1.8%
        57,000   *NEXTLINK Communications, Inc. (Class A) ............. 1,215
                                                                        -----
TOTAL COMMON STOCKS .................................................. 66,446
                                                                        -----
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TEMPORARY INVESTMENTS - 3.4%

INVESTMENT COMPANIES:
    $2,310,750   SSgA Prime Money Market Portfolio .................. $ 2,311
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ........................................... 2,311
                                                                        -----
TOTAL INVESTMENTS - 102.3% ........................................... 68,757
Liabilities, less Other Assets ...................................... (1,564)
                                                                        -----
NET ASSETS .......................................................... $67,193
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO INTERNATIONAL FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the 12 months ended December 31, 1997, SAFECO International Fund returned 4.55%, while the average international fund returned 7.27% according to Lipper Analytical Services. Meanwhile, the MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East Index) returned 1.78%.
   With the notable exception of South East Asia and the Far East, global equity markets performed strongly during 1997. Underpinning the strong performances was the almost universal phenomenon of steady economic growth and low inflation.
   Asia experienced a succession of economic and political upheavals during the second half of the year that started in Thailand in May and continued across South East Asia and into the Far East. The structural problems in the region were exacerbated by the head-in-the-sand approach of political leaders whose reactions to the problems have damaged, rather than restored, confidence in the region.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PERFORMANCE OVERVIEW -- NO-LOAD CLASS
           AVERAGE ANNUAL TOTAL RETURN
     FOR THE PERIODS ENDED DECEMBER 31, 1997

1 Year                                                                     4.55%
Since Inception*                                                           9.71%
Investment Value
SAFECO International Fund: $11,943
EAFE Index: $10,749
                                                       SAFECO International Fund     EAFE Index
01/30/96                                                                 $10,000        $10,000
02/28/96                                                                   9,940         10,036
03/31/96                                                                  10,040         10,252
04/30/96                                                                  10,290         10,553
05/31/96                                                                  10,250         10,361
06/30/96                                                                  10,240         10,422
07/31/96                                                                   9,840         10,120
08/31/96                                                                  10,240         10,145
09/30/96                                                                  10,454         10,417
10/31/96                                                                  10,585         10,313
11/30/96                                                                  11,249         10,725
12/31/96                                                                  11,423         10,590
01/30/97                                                                  11,382         10,206
02/28/97                                                                  11,534         10,359
03/31/97                                                                  11,463         10,383
04/30/97                                                                  11,514         10,424
05/31/97                                                                  12,050         11,088
06/30/97                                                                  12,414         11,686
07/31/97                                                                  12,850         11,861
08/31/97                                                                  11,747         10,962
09/30/97                                                                  12,556         11,562
10/30/97                                                                  11,514         10,659
11/30/97                                                                  11,585         10,537
12/31/97                                                                  11,943         10,749
* Graph and average annual return data is measured
from January 31, 1996, inception date of the fund.

 The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   Europe in general did well during the year on the back of lower interest rates, increasing signs of economic recovery and evidence that management was paying greater attention to shareholders' interests. In the U.K. strong corporate earnings results, particularly from the financial services sector, and the expectation of corporate restructuring supported a solid year in the equity market.
   The prevailing low-interest rate environment has been one of the main linchpins of equity market strength. Consequently, on a thematic basis, Positive Banking Environment added significant value to the portfolio. U.K. quoted Barclays Bank was the biggest contributor to the theme's overall performance.
   Healthcare Needs was also a positive contributor. The top performer in this theme was the fund's largest holding, Novartis. In its first full year since its formation by the merger of Ciba Geigy and Sandoz, it became apparent that the benefits of the alliance were having a much quicker-than-anticipated impact on performance. Glaxo Wellcome was an impressive performer during 1977, even though its best selling

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Novartis AG ........................................................ 5.3%
  (Pharmaceuticals)
Schweizerische Rueckversicherungs- Gesellschaft ..................... 3.7
  (Insurance)
B.A.T. Industries, plc .............................................. 3.0
  (Tobacco)
Canon, Inc.  ........................................................ 2.9
  (Office Equipment)
Nestle SA ........................................................... 2.8
  (Food)
Sony Corp.  ......................................................... 2.7
  (Audio/Video Products)
Honda Motor Co., Ltd.  .............................................. 2.6
  (Auto Manufacturer)
Takeda Chemical Industries .......................................... 2.6
  (Health Care Products)
Barclays, plc ....................................................... 2.5
  (Banking & Finance)
National Australia Bank, Ltd.  ...................................... 2.5
  (Banking & Finance)

                                                                  PERCENT OF
TOP FIVE COUNTRIES                                                NET ASSETS
----------------------------------------------------------------------------
United Kingdom ......................................................... 32%
Japan ................................................................... 17
Switzerland ............................................................. 15
Netherlands .............................................................. 8
Germany .................................................................. 7


TOP FIVE PURCHASES                                                      COST
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
Sony Corp.  ........................................................... $455
Takeda Chemical Industries ............................................. 420
Honda Motor Co., Ltd.  ................................................. 351
Dai Nippon Printing Co., Ltd.  ......................................... 201
Murata Manufacturing Co., Ltd.  ........................................ 184

TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
ABN Amro Holdings NV .................................................. $175
National Australia Bank, Ltd.  ......................................... 148
Broken Hill Proprietary Co., Ltd.  ..................................... 147
General Electric Co., plc .............................................. 115
*Allied Irish Bank, plc ................................................. 97
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   REPORT FROM THE INTERNATIONAL FUND MANAGER drug, Zantac has come off patent. New drugs to treat asthma, AIDS, and migraines are expected to increase Glaxo's sales.
   Consumer-oriented stocks in Leading Consumer Franchises did well during the year. The largest holding in this theme, B.A.T. Industries, announced a merger between its finanical services divisions and Zurich Insurance group.
   On the negative side, themes with companies quoted in, or with earnings exposure to, South East Asia and the Pacific Basis suffered. Examples of these are Infrastructural Development and Expanding Finanical Services in Developing Markets and Increased Consumer Spending in the Pacific Basin.
   While Asia is trying to shake off the hangover of its property binge, we are unlikely to allocate any further funds to the region unless, and until, we see an overwhelming and decisive policy responses by the various governments in the region. We anticipate Asia's rehabilitation will be slow because its governments have been reluctant to admit the extent of their problems.
   However, despite the government's inaction, selective Japanese companies have restructured their operations and delivered strong earnings growth. Consequently, during the second half of 1997 we have invested in a number of Japanese companies which on a relative valuation basis look attractive compared to the global peers. We continue to monitor other Japanese companies for value opportunities.
   In Europe and the U.K. the push for European Monetary Union will continue to play a strong role in 1998. As part of this, merger and acquisitions activity is likely to remain strong. Financial stocks are most likely to benefit from the moves but pharmaceuticals and telecommunications are also likely to remain high on the list of good performing stocks.

Bank of Ireland
Asset Management (U.S. Limited)
-------------------------------

The Bank of Ireland Asset Management (U.S. Limited) (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1966 and began managing U.S. funds in 1989.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 98.5%

AUSTRALIA - 5.5%
         1,650   Broken Hill Proprietary Co., Ltd. ..................... $ 15
                 (Metals & Mining)
        27,350   National Australia Bank, Ltd. . 382
                 (Banking & Finance)
        55,550   News Corp., Ltd. ....................................... 307
                 (Television & Publishing)
        41,800   Telstra Corp., Ltd. ..................................... 88
                 (Telecommunications)
        16,100   WMC, Ltd. ............................................... 56
                 (Metals & Mining)

FRANCE - 2.7%
         2,830   Michelin "B" ........................................... 143
                 (Tire & Rubber)
         2,530   Total SA ............................................... 276
                 (Oil & Gas)

GERMANY - 7.3%
         5,455   Hoechst AG ............................................. 191
                 (Chemicals)
           750   Mannesmann AG .......................................... 380
                 (Machinery & Engineering)
         3,430   Siemens AG ............................................. 203
                 (Electrical Equipment & Electronics)
         3,495   VEBA AG ................................................ 238
                 (Utilities - Electric)
           204   Viag AG ................................................ 110
                 (Manufacturing - Diversified)

HONG KONG - 1.6%
        10,200   HSBC Holdings, plc ..................................... 252
                 (Banking & Finance)

INDONESIA - 0.9%
        37,000   PT Gudang Garam ......................................... 57
                 (Tobacco)
        54,500   PT Hanjaya Mandala Sampoerna ............................ 41
                 (Tobacco)

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        72,000   PT Telekomunikasi Indonesia  .......................... $ 39
                 (Telecommunications)

IRELAND - 0.8%
        42,900   Smurfit (Jefferson) Group .............................. 121
                 (Paper Products)

ITALY - 1.7%
         6,553   Ente Nazionale Idrocarburi SpA .......................... 37
                 (Oil & Gas)
        36,133   Telecom Italia SpA ..................................... 231
                 (Telecommunications)

JAPAN - 16.5%
        19,000   Canon, Inc. ............................................ 444
                 (Office Equipment)
         9,000   Dai Nippon Printing Co., Ltd. .......................... 170
                 (Commercial Printing)
        11,000   Honda Motor Co., Ltd. .................................. 405
                 (Automobiles)
        11,000   Kao Corp. .............................................. 159
                 (Cosmetics & Toiletries)
           700   Keyence Corp. .......................................... 104
                 (Electronics)
         4,000   Murata Manufacturing Co., Ltd. ......................... 101
                 (Electronics)
         2,000   Rohm Co., Ltd. ......................................... 205
                 (Electronics)
        10,000   Shiseido Co., Ltd. ..................................... 137
                 (Cosmetics & Toiletries)
         4,700   Sony Corp. ............................................. 419
                 (Audio/Video Products)
        14,000   Takeda Chemical Industries ............................. 401
                 (Medical - Drugs)

MALAYSIA - 0.6%
        16,000   Hume Industries Berhad .................................. 17
                 (Building Materials)
        30,000   RHB Capital Berhad ...................................... 15
                 (Banking & Finance)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        45,000   Sime Darby Berhad ..................................... $ 43
                 (Conglomerates)
        13,000   United Engineers, Ltd. .................................. 11
                 (Construction)

MEXICO - 0.7%
        35,500   Grupo Financiero Series B .............................. 106
                 (Banking & Finance)

NETHERLANDS - 7.6%
         9,198   ABN Amro Holdings NV ................................... 179
                 (Banking & Finance)
        11,000   Elsevier NV ............................................ 178
                 (Publishing)
         7,582   Internationale Nederlanden Groep NV .................... 320
                 (Banking & Finance)
         3,975   Nutricia Vereenigde Bedrijven NV ....................... 121
                 (Food-Processing)
         3,180   Royal Dutch Petroleum Co. .............................. 175
                 (Oil & Gas)
         4,560   Royal PTT Nederland NV ................................. 191
                 (Commercial Services)

PHILIPPINES - 0.3%
        35,300   San Miguel Corp. (Class B) .............................. 45
                 (Wine & Spirits, Food)

PORTUGAL - 0.2%
         1,350   Electricidade de Portugal, S.A. ......................... 26
                 (Electric - Integrated)

SINGAPORE - 3.8%
        27,000   City Developments, Ltd. ................................ 125
                 (Real Estate)
        24,000   Development Bank of Singapore, Ltd. .................... 205
                 (Banking & Finance)
        17,800   Fraser & Neave, Ltd. .................................... 77
                 (Beverages)
        13,950   Singapore Press Holdings, Ltd. ......................... 175
                 (Publishing)
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

SPAIN - 1.4%
         6,630   Banco Santander SA .................................... $221
                 (Banking & Finance)

SWITZERLAND - 15.0%
           207   Alusuisse-Lonza Holding AG ............................. 199
                 (Holding Co. - Diversified)
           287   Nestle SA .............................................. 431
                 (Food)
           500   Novartis AG ............................................ 813
                 (Pharmaceuticals)
            29   Roche Holding AG ....................................... 289
                 (Pharmaceuticals)
           306   Schweizerische Rueckversicherungs-Gesellschaft ......... 574
                 (Insurance)

UNITED KINGDOM - 31.9%
        51,030   B.A.T. Industries, plc ................................. 465
                 (Tobacco)
        53,800   BTR, plc ............................................... 165
                 (Holding Co. - Diversified)
        14,750   Barclays, plc .......................................... 392
                 (Banking & Finance)
        20,050   Cable & Wireless, plc .................................. 176
                 (Telecommunications)
        14,080   Cadbury Schweppes, plc ................................. 140
                 (Beverages)
        20,800   Diageo, plc ............................................ 191
                 (Beverages)
         6,601   EMI Group, plc .......................................... 57
                 (Leisure)
        17,750   General Electric Co., plc .............................. 116
                 (Electronics)
        12,500   Glaxo Wellcome, plc .................................... 296
                 (Pharmaceuticals)
        20,350   Granada Group, plc ..................................... 314
                 (Leisure)
        15,200   Kingfisher, plc ........................................ 212
                 (Retail - Drug Store)
        24,740   Ladbroke Group, plc .................................... 107
                 (Hotels & Property Management)

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO INTERNATIONAL STOCK FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
        28,090   Lloyds Bank, plc .................................... $  363
                 (Banking & Finance)
        12,250   Premier Farnell, plc .................................... 89
                 (Electronics)
        24,020   Prudential Corp., plc .................................. 279
                 (Insurance)
        26,410   Safeway, plc ........................................... 150
                 (Retail - Grocery)
        10,850   Scottish Power, plc ..................................... 96
                 (Utilities - Electric)
        36,750   Shell Transport & Trading Co., plc ..................... 267
                 (Oil & Gas)
        13,850   Siebe, plc ............................................. 260
                 (Industrial & Electronic Equipment)
        23,100   TI Group, plc .......................................... 177
                 (Manufacturing)
        37,210   Vodafone Group, plc .................................... 271
                 (Telecommunications)
         8,995   Zeneca Group, plc ...................................... 316
                 (Pharmaceuticals)
                                                                        -----
TOTAL COMMON STOCKS .................................................. 15,147
                                                                        -----

PREFERRED STOCKS - 0.2%

AUSTRALIA - 0.2%
         6,000   News Corp., Ltd. ........................................ 30
                 (Television & Publishing)
                                                                        -----
TOTAL PREFERRED STOCKS ................................................... 30
                                                                        -----
TOTAL INVESTMENTS - 98.7% ............................................ 15,177
                                                                        -----
                 Domestic Cash .......................................... 321
                 Foreign Cash ............................................ 15
                 Liabilities, less Other
                 Assets ............................................... (133)
                                                                        -----
                                                                          203
                                                                        -----
NET ASSETS .......................................................... $15,380
                                                                        -----
                                                                        -----

-----------------------------------------------------------------------------
INDUSTRY DIVERSIFICATION
                                                                   PERCENT OF
                                                                   NET ASSETS
-----------------------------------------------------------------------------
Banking & Finance                                                       15.8%
Pharmaceuticals                                                          13.8
Electrical Equipment & Electronics                                        8.1
Telecommunications                                                        6.5
Insurance                                                                 5.5
Food                                                                      5.1
Oil & Gas                                                                 4.9
Publishing                                                                4.5
Tobacco                                                                   3.7
Automobiles                                                               3.7
Leisure Time                                                              3.1
Office Equipment & Supplies                                               2.9
Holding Company Diversified                                               2.7
Machinery - Diversified                                                   2.5
Electric Utility                                                          2.3
Cosmetics                                                                 1.9
Manufactring                                                              1.9
Building Materials                                                        1.8
Beverages                                                                 1.4
Retail - Drug Stores                                                      1.4
Chemicals                                                                 1.2
Retail-Grocer                                                             1.0
Tire & Rubber                                                             0.9
Real Estate                                                               0.8
Paper & Forest Products                                                   0.8
Metals                                                                    0.5
                                                                         ----
                                                                        98.7%
                                                                         ----
                                                                         ----

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                              SAFECO BALANCED FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   The SAFECO Balanced Fund returned 16.64% for the year ending December 31, 1997, while the average balanced fund returned 20.05% according to Lipper Analytical Services. A 60%/40% composite of the S&P 500 and the Lehman Government/Corporate index returned 23.65%.
   There are three main reasons the SAFECO Balanced Fund underperformed the average balanced fund. The latter two also explain why we lagged the
composite index.             [PHOTO OF REX BENTLEY]
                           [PHOTO OF LYNETTE SAGVOLD]

   First, stocks significantly outperformed bonds in 1997 and our equity allocation, which ranged from 58% to 60%, was lower than that of the average fund. This same allocation helped the fund outperform its peers in the fourth quarter when bonds provided a better return than stocks. At current stock valuations, we are not inclined to EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                              PERFORMANCE OVERVIEW -- NO-LOAD CLASS
                                   AVERAGE ANNUAL TOTAL RETURN
                             FOR THE PERIODS ENDED DECEMBER 31, 1997

1 Year                                                                                                                        16.64%
Since Inception*                                                                                                              14.64%
Investment Value
SAFECO Balanced Fund: $12,993*
60% S&P/40% Lehman Brothers Government/Corporate Index: $13,858
                                                                                                         60% S&P/40% Lehman Brothers
                                                                                                          Government/Corporate Index
1/30/96                                                                                                                      $10,000
2/28/96                                                                                                                        9,971
3/31/96                                                                                                                        9,995
4/30/96                                                                                                                       10,056
5/31/96                                                                                                                       10,204
6/30/96                                                                                                                       10,282
7/31/96                                                                                                                       10,019
8/31/96                                                                                                                       10,136
9/30/96                                                                                                                       10,550
10/31/96                                                                                                                      10,823
11/30/96                                                                                                                      11,393
12/31/96                                                                                                                      11,207
1/30/97                                                                                                                       11,632
2/28/97                                                                                                                       11,697
3/31/97                                                                                                                       11,354
4/30/97                                                                                                                       11,826
5/31/97                                                                                                                       12,302
6/30/97                                                                                                                       12,691
7/31/97                                                                                                                       13,452
8/31/97                                                                                                                       12,940
9/30/97                                                                                                                       13,447
10/30/97                                                                                                                      13,264
11/30/97                                                                                                                      13,660
12/31/97                                                                                                                      13,858
* Graph and average annual return data is measured from January 31, 1996, inception date of the fund.

                              PERFORMANCE OVERVIEW -- NO-LOAD CLASS
                                   AVERAGE ANNUAL TOTAL RETURN
                             FOR THE PERIODS ENDED DECEMBER 31, 1997
1 Year
Since Inception*
Investment Value
SAFECO Balanced Fund: $12,993*
60% S&P/40% Lehman Brothers Government/Corporate Index: $13,858
                                                                                                        SAFECO Balanced Fund
1/30/96                                                                                                              $10,000
2/28/96                                                                                                                9,950
3/31/96                                                                                                               10,017
4/30/96                                                                                                               10,077
5/31/96                                                                                                               10,218
6/30/96                                                                                                               10,345
7/31/96                                                                                                               10,112
8/31/96                                                                                                               10,243
9/30/96                                                                                                               10,599
10/31/96                                                                                                              10,813
11/30/96                                                                                                              11,272
12/31/96                                                                                                              11,140
1/30/97                                                                                                               11,473
2/28/97                                                                                                               11,567
3/31/97                                                                                                               11,163
4/30/97                                                                                                               11,414
5/31/97                                                                                                               11,896
6/30/97                                                                                                               12,209
7/31/97                                                                                                               12,905
8/31/97                                                                                                               12,420
9/30/97                                                                                                               12,760
10/30/97                                                                                                              12,621
11/30/97                                                                                                              12,834
12/31/97                                                                                                              12,993
* Graph and average annual return data is measured from January 31, 1996, inception date of the fund.

 The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

raise the equity allocation and are confident our target of 60% stocks and 40% bonds is appropriate.
   Second, the equity portion of the portfolio is underweighted in financial stocks, which for the third consecutive year posted superior results. Because financials have traded up so high, we are very comfortable limiting our exposure to them.
   Third, we purchased several stocks including Electronic Data Systems
(data outsourcing), American Stores (grocery/drugstore chain), and
Unisource Worldwide (paper distributor) as they declined on what we still believe to be temporary setbacks. Even though these stocks continued to decline after they were purchased, we believe they represent excellent value with significant upside potential.
                           [PHOTO OF MICHAEL HUGHES]

   On the whole, 1997 was another outstanding year for U.S.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                              PERCENT OF
TOP TEN STOCK HOLDINGS                                        NET ASSETS
-------------------------------------------------------------------------
Hartford Financial Services Group, Inc.  ........................... 1.9%
  (Insurance Company)
Chase Manhattan Corp.  .............................................. 1.9
  (Bank)
J.C. Penney Co., Inc.  .............................................. 1.8
  (Department Store)
American Home Products Corp.  ....................................... 1.8
  (Pharmaceuticals)
Amoco Corp.  ........................................................ 1.7
  (Oil/Gas Exploration & Production)
Mobil Corp.  ........................................................ 1.7
  (Oil/Gas Exploration & Production)
NationsBank Corp.  .................................................. 1.6
  (Bank)
Atlantic Richfield Co.  ............................................. 1.6
  (Oil/Gas Exploration & Production)
Merck & Co., Inc.  .................................................. 1.6
  (Health Care Products)
Avon Products, Inc.  ................................................ 1.6
  (Beauty Care Products)

TOP FIVE PURCHASES
(COMMON STOCKS)
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Banc One Corp.  ....................................................... $228
Boeing Co.  ............................................................ 223
General Signal Corp.  .................................................. 205
Merck & Co., Inc.  ..................................................... 201
International Paper Co.  ............................................... 183


TOP FIVE SALES
(COMMON STOCKS)                                                     PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*SmithKline Beecham, plc (ADR) ........................................ $256
*Albertson's, Inc.  .................................................... 210
*Raytheon Co.  ......................................................... 173
*Schering-Plough Corp.  ................................................ 171
*3Com Corp.  ........................................................... 170

TOP FIVE INDUSTRIES                                               PERCENT OF
(COMMON STOCKS)                                                   NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 5%
Manufacturing (Diversified) .............................................. 5
Electrical Equipment ..................................................... 5
Retail (Department Stores) ............................................... 3
Telephone ................................................................ 3
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     REPORT FROM THE BALANCED FUND MANAGERS

financial markets. It was also peculiar, especially on the equity side where the stock market's advance was quite narrow. About 50 stocks, or 10% of the index's 500 stocks, accounted for 63% of the S&P 500's 33.36% return.
   And, the year ended on a sober note. The technology sector, which has had strong performance for some time, declined 12% last quarter on signs of weakening demand and shrinking profit margins. Concern over financial problems in Asia resulted in a one-day drop in U.S. equity prices of over 7%. Although stocks recouped much of their losses the following day, it was another reminder that stocks don't always go up.
   We sold Bristol Myers Squibb, PepsiCo and Raytheon because they reached our price targets. We sold Advanta and 3Com because of deteriorating fundamentals.
   We purchased new positions in companies we think are well positioned in their markets and selling at attractive valuations, including Boeing. The airplane manufacturer has had major success in obtaining new orders, but temporary production problems have restrained its stock price.
   We bought Intel in December, after it had declined 30% from its yearly high. We expect these and new positions in General Signal (a diversified manufacturer of electrical equipment), Johnson & Johnson, and Praxair (supplier of industrial gases) to improve the risk/return profile of your portfolio.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
COMMON STOCKS
Large: ($4 Bil. and above)                49%
Medium: ($1 Bil. - $4 Bil.)                9%
Small: (Less than $1 Bil.)                 2%
Corporate Bonds:                          14%
Asset Backed Securities                    4%
U.S. Government Securities:               20%
Cash and Other:                            2%

   At year end, the stocks in the Fund sold at a 17% discount to the S&P 500's P/E (price to earnings ratio) based on 1998 expected earnings per share. The Fund's stocks had a 29% higher dividend yield than the S&P 500. And, we think our stocks can produce roughly the same level of earnings growth as the S&P 500 stocks over time.
   Bonds performed well in the fourth quarter, benefiting from a strong U.S. dollar, turmoil in the

------------------------------------------------------------------
------------------------------------------------------------------

Asian markets and continued low inflation. The yield curve remains very flat and we are emphasizing intermediate-term maturities.
   The fixed-income portion of the Balanced Fund has a sensitivity to interest rates that is slightly higher than the general market. We are modestly overweighted in high-quality corporate and mortgage-backed bonds and underweighted in U.S. Treasury and Agency bonds.
   While the investment environment remains quite good, there are reasons to be cautious. We attempt to factor these variables into our decisions, keeping in mind both the potential rewards, and the possible risks. We believe the Balanced Fund is well positioned on both counts.

/s/ REX BENTLEY
Rex Bentley, Stocks

/s/ LYNETTE SAGVOLD
Lynette D. Sagvold, Stocks

/s/ MICHAEL HUGHES
Michael Hughes, Bonds
-------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 4.0%

COLLATERIZED MORTGAGE OBLIGATION (CMO) - 2.1%
      $200,000   FHLMC REMIC 1688
                 6.00%, due 10/15/07 ................................... $196
       100,000   FNMA REMIC 1993-55
                 6.50%, due 2/25/05 ..................................... 101

CONSUMER (FINANCE) - 1.4%
       119,787   AFG Receivables Trust
                 6.20%, due 2/15/03 ..................................... 120
        75,000   Premier Auto Trust
                 6.20%, due 1/06/01 ...................................... 75

FINANCIAL (DIVERSIFIED) - 0.5%
        75,000   FNMA (Class C)
                 6.74%, due 8/25/07 ...................................... 77
                                                                        -----
TOTAL ASSET BACKED SECURITIES ........................................... 569
                                                                        -----

COMMON STOCKS - 59.7%

AEROSPACE/DEFENSE - 1.5%
         4,400   Boeing Co.  ............................................ 215

BANKS (MAJOR REGIONAL) - 1.6%
         3,800   NationsBank Corp.  ..................................... 231

BANKS (MONEY CENTER) - 1.8%
         2,400   Chase Manhattan Corp.  ................................. 263

BANKS (REGIONAL) - 1.5%
         4,000   Banc One Corp.  ........................................ 217

BEVERAGES (ALCOHOLIC) - 1.5%
         5,000   Anheuser-Busch Co., Inc.  .............................. 220

BUILDING MATERIALS - 1.4%
         2,600   Armstrong World Industries, Inc.  ...................... 194

CHEMICALS - 1.3%
         4,000   Praxair, Inc.  ......................................... 180

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

CHEMICALS (DIVERSIFIED) - 1.0%
         3,400   BF Goodrich Co.  ...................................... $141

COMPUTERS (HARDWARE) - 2.0%
         2,400   Hewlett-Packard Co.  ................................... 150
         6,900   *Sequent Computer Systems, Inc.  ....................... 138

ELECTRIC COMPANIES - 1.5%
         4,200   NIPSCO Industries, Inc.  ............................... 208

ELECTRICAL EQUIPMENT - 4.8%
         4,900   AMP, Inc.  ............................................. 206
         1,700   General Electric Co.  .................................. 125
         5,100   General Signal Corp.  .................................. 215
         2,400   Motorola, Inc.  ........................................ 137

ELECTRONICS (SEMICONDUCTORS) - 0.6%
         1,200   Intel Corp.  ............................................ 84

FINANCIAL (DIVERSIFIED) - 1.4%
         3,400   Federal National Mortgage Association .................. 194

FOODS - 2.2%
         1,800   CPC International, Inc.  ............................... 194
         3,600   ConAgra, Inc.  ......................................... 118

HEALTH CARE (DIVERSIFIED) - 3.1%
         3,300   American Home Products Corp.  .......................... 253
         2,800   Johnson & Johnson ...................................... 185

HEALTH CARE (DRUGS--PHARMACEUTICALS) - 1.6%
         2,100   Merck and Co., Inc.  ................................... 223

HEALTH CARE (MED PRODUCTS & SUPPLIES) - 0.9%
         2,500   Baxter International, Inc.  ............................ 126

HOUSEHOLD PRODUCTS (NON-DURABLES) - 1.5%
         4,200   Kimberly-Clark Corp.  .................................. 207

INSURANCE (MULTI-LINE) - 1.9%
         2,900   Hartford Financial Services Group, Inc.  ............... 271

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
MANUFACTURING (DIVERSIFIED) - 4.5%
         3,400   AlliedSignal, Inc.  ................................... $132
         4,800   Corning, Inc.  ......................................... 178
         3,800   Crane Co.  ............................................. 165
         3,900   Harsco Corp.  .......................................... 168

OFFICE EQUIPMENT & SUPPLIES - 1.0%
        10,000   Unisource Worldwide, Inc.  ............................. 143

OIL (DOMESTIC INTEGRATED) - 4.9%
         2,800   Amoco Corp.  ........................................... 238
         2,800   Atlantic Richfield Co.  ................................ 224
         3,300   Mobil Corp.  ........................................... 238

PAPER & FOREST PRODUCTS - 1.1%
         3,600   International Paper Co.  ............................... 155

PERSONAL CARE - 1.5%
         3,600   Avon Products, Inc.  ................................... 221

RAILROADS - 1.0%
         1,500   Burlington Northern
                 Santa Fe ............................................... 140

REAL ESTATE INVESTMENT TRUST - 1.2%
         2,500   First Industrial Realty Trust, Inc.  .................... 90
         3,000   Liberty Property Trust .................................. 86

RETAIL (DEPARTMENT STORES) - 3.2%
         4,300   J.C. Penney Co., Inc.  ................................. 259
         3,700   May Department Stores Co.  ............................. 195

RETAIL (FOOD CHAINS) - 1.5%
        10,400   American Stores Co.  ................................... 214

SERVICES (DATA PROCESSING) - 2.7%
         3,300   Automatic Data
                 Processing, Inc.  ...................................... 203
         4,200   Electronic Data Systems Corp.  ......................... 185
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELEPHONE - 3.1%
         2,400   Bell Atlantic Corp.  ................................. $ 218
         4,200   GTE Corp.  ............................................. 220

TOBACCO - 0.9%
         2,700   Philip Morris Cos., Inc.  .............................. 123
                                                                        -----
TOTAL COMMON STOCKS ................................................... 8,490
                                                                        -----

CORPORATE BONDS - 14.0%

BANKS (MAJOR REGIONAL) - 1.5%
      $110,000   Midland Bank
                 7.65%, due 5/01/25 ..................................... 120
       100,000   Norwest Corp. (MTN)
                 6.25%, due 3/15/01 ..................................... 100

BANKS (MONEY CENTER) - 1.5%
       100,000   BankAmerica Corp.
                 9.50%, due 4/01/01 ..................................... 110
       100,000   Citicorp
                 7.625%, due 5/01/05 .................................... 106

BUILDING MATERIALS - 0.5%
        65,000   Hanson Overseas
                 6.75%, due 9/15/05 ...................................... 66

ELECTRIC COMPANIES - 0.4%
        50,000   Oklahoma Gas & Electric
                 Energy Corp.
                 6.50%, due 7/15/17 ...................................... 51

ENGINEERING & CONSTRUCTION - 0.5%
        75,000   Halliburton Co.
                 6.75%, due 2/01/27 ...................................... 79

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                              SAFECO BALANCED FUND
                            As of December 31, 1997

SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
FINANCE (DIVERSIFIED) - 2.9%
      $100,000   Ford Motor Credit Co.
                 6.55%, due 9/10/02 .................................... $101
        80,000   General Motors Acceptance Corp.
                 8.50%, due 1/01/03 ...................................... 87
       100,000   Hertz Corp.
                 7.00%, due 7/01/04 ..................................... 103
        50,000   Morgan Stanley Group, Inc.
                 6.375%, due 8/01/02 ..................................... 50
        75,000   Student Loan Marketing Association
                 6.375%, due 2/11/00 ..................................... 75

FINANCIAL (MISCELLANEOUS) - 2.9%
        95,000   Associates Corp. of North America
                 8.55%, due 7/15/09 ..................................... 110
       100,000   Commercial Credit Co.
                 5.875%, due 1/15/03 ..................................... 98
        95,000   McDonnel Douglas Finance Corp.
                 6.83%, due 5/21/01 ...................................... 97
       100,000   Salomon Smith Barney Holding
                 6.625%, due 11/15/03 ................................... 100

INVESTMENT BANKING/BROKERAGE - 1.4%
       100,000   Bear Stearns Companies, Inc.
                 6.75%, due 12/15/07 .................................... 101
       100,000   Donaldson Lufkin & Jenrette
                 6.90%, due 10/01/07 .................................... 102

PETROLEUM & PETROLEUM SERVICES - 0.7%
       100,000   Texaco Capital, Inc.
                 6.19%, due 7/09/03 ..................................... 100
SHARES OR
PRINCIPAL
AMOUNT                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RETAIL (GENERAL MERCHANDISE) - 0.7%
     $ 100,000   Sears Roebuck Acceptance Corp.
                 6.90%, due 8/01/03 .................................. $  103

RETAIL (SPECIALTY) - 0.4%
        50,000   Bausch & Lomb, Inc.
                 6.56%, due 8/12/26 ...................................... 51

UTILITIES - 0.5%
        75,000   Allegheny Generating Co.
                 5.625%, due 9/01/03 ..................................... 73
                                                                        -----
TOTAL CORPORATE BONDS ................................................. 1,983
                                                                        -----

U.S. GOVERNMENT SECURITIES - 19.9%

U.S. TREASURY NOTES - 19.9%
       605,000   7.50%, due 11/15/16 .................................... 706
     1,105,000   7.25%, due 8/15/04 ................................... 1,194
       500,000   6.875%, due 3/31/00 .................................... 512
       250,000   6.50%, due 10/15/06 .................................... 262
       150,000   5.75%, due 12/31/98 .................................... 150
                                                                        -----
TOTAL U.S. GOVERNMENT SECURITIES ...................................... 2,824
                                                                        -----

TEMPORARY INVESTMENTS - 4.0%

INVESTMENT COMPANIES:
       566,554   SSgA Prime Money Market Portfolio ...................... 567
                                                                        -----
TOTAL TEMPORARY INVESTMENTS ............................................. 567
                                                                        -----
TOTAL INVESTMENTS - 101.6% ........................................... 14,433
                                                                        -----
Liabilities, less Other Assets ........................................ (230)
                                                                        -----
NET ASSETS .......................................................... $14,203
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          REPORT FROM THE FUND MANAGER
                           SAFECO SMALL COMPANY FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   For the 12 months ended December 31, 1997, the SAFECO Small Company
Fund beat its peer funds and benchmark index. The Fund earned a return of 23.38%, versus the small company peer group average of 15.05% according to Lipper Analytical Services. During the same period the Russell 2000 Index earned 22.36%.
   The third quarter of 1997 saw a continuation of the strong rally in small capitalization stocks which started in May 1997. (This rally ended just as October began, and so the Fund actually lost 4.33% in the fourth quarter of 1997, beating the average fund which gave up 5.66%.)
                             [PHOTO OF GREG EISEN]

   The fund's outperformance is attributable to stock selection, banks and oil service companies in particular. Some of the significant stock purchases we made since our last report include:
   Platinum Software, which is a developer of financial accounting software packages, and is in a turnaround phase.
   Circle International Group is an integrated freight forwarder

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PERFORMANCE OVERVIEW -- NO-LOAD CLASS
           AVERAGE ANNUAL TOTAL RETURN
     FOR THE PERIODS ENDED DECEMBER 31, 1997

1 Year                                                                            23.38%
Since Inception*                                                                  25.36%
Investment Value
SAFECO Small Company Fund: $15,423
Russell 2000 Index: $14,259
                                                         SAFECO Small Company Stock Fund   Russell 2000
01/30/96                                                                         $10,000        $10,000
02/28/96                                                                          10,150         10,312
03/31/96                                                                          10,490         10,522
04/30/96                                                                          11,550         11,084
05/31/96                                                                          12,350         11,521
06/30/96                                                                          12,030         11,048
07/31/96                                                                          11,220         10,083
08/31/96                                                                          11,910         10,668
09/30/96                                                                          12,183         11,085
10/31/96                                                                          12,162         10,914
11/30/96                                                                          12,024         11,364
12/31/96                                                                          12,501         11,662
01/30/97                                                                          12,606         11,895
02/28/97                                                                          12,342         11,606
03/31/97                                                                          11,918         11,058
04/30/97                                                                          11,675         11,089
05/31/97                                                                          12,786         12,324
06/30/97                                                                          13,464         12,852
07/31/97                                                                          14,385         13,452
08/31/97                                                                          14,670         13,756
09/30/97                                                                          16,121         14,760
10/30/97                                                                          15,538         14,103
11/30/97                                                                          15,443         14,007
12/31/97                                                                          15,423         14,259
* Graph and average annual return data is measured
from January 31, 1996, inception date of the fund.

 The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   REPORT FROM THE SMALL COMPANY FUND MANAGER that has already turned around its business. In spite of having to adjust to new management, Circle was trading significantly cheaper than the competitors in the industry, with just as bright an outlook.
   Seattle FilmWorks is a direct marketing company that sells photo finishing services to the public. Over the years FilmWorks has managed to grow its business at a fast rate in a slow-growth industry by creative marketing. They attract customers by providing value-added services to the basic photo finishing product.
   International Aircraft Investors leases used airframes on an operating lease basis to airlines. Besides having experienced management, they have a close relationship with one of the biggest names in aircraft leasing, International Lease Finance (ILFC). International Aircraft uses this relationship to acquire planes, usually already on lease, from ILFC.

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
Platinum Software Corp.  ........................................... 4.3%
  (Applications Software)
York Group, Inc.  ................................................... 3.7
  (Funeral Supplies)
Tracor, Inc.  ....................................................... 3.5
  (Aerospace Electronics)
Hooper Holmes, Inc.  ................................................ 3.4
  (Health Care Services)
Stage Stores, Inc.  ................................................. 3.3
  (Retail Store)
Craig Corp. (Class A) ............................................... 3.1
  (Movie Theaters)
Staffmark, Inc.  .................................................... 3.1
  (Staffing Services)
MICROS Systems, Inc.  ............................................... 3.0
  (Specialty Software Company)
Vallen Corp.  ....................................................... 2.8
  (Safety Products)
Penederm, Inc.  ..................................................... 2.8
  (Drug Delivery System)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Platinum Software Corp.  .............................................. $945
StaffMark, Inc.  ....................................................... 619
Community Savings Bankshares, Inc.  .................................... 606
International Aircraft Investors ....................................... 566
Seattle FilmWorks, Inc.  ............................................... 562

TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*1st United Bancorp ................................................... $503
*American Oilfield Divers, Inc.  ....................................... 385
*Mesa Air Group, Inc.  ................................................. 358
*Guest Supply, Inc.  ................................................... 354
*Long Beach Financial Corp.  ........................................... 353
                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Services (Commercial & Consumer) ........................................ 7%
Computers (Software & Services) .......................................... 6
Health Care (Medical Products & Supplies) ................................ 6
Banks (Major Regional) ................................................... 6
Computers (Hardware) ..................................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

------------------------------------------------------------------
------------------------------------------------------------------

   1997 was a year in which returns of large capitalization stocks outperformed small caps. However, I think our "small" slice of the market is now positioned to take its turn as a leader. The small cap sector looks to be cheaply priced on a price-to-earnings basis relative to the large cap sector of stocks. In general smaller cap stocks, especially the stocks held by this Fund, have lower exposure to international sales than the market as a whole and large cap stocks in particular. This will help if fears about Asia come to fruition.
   Looking out to 1998, the fund will remain invested in small cap stocks that we believe are good businesses at good values relative to their earnings prospects, or are cheap by some other yardstick we feel is appropriate. The Fund will remain broadly diversified across the range of industry sectors.

            NET ASSET CAPITALIZATION
                   WEIGHTINGS
           AS A PERCENT OF NET ASSETS
1 Mid-Cap: ($1 billion - $4 billion)          6%
2 Small-Cap: (under $1 billion)              93%
  a Large: (over $750 million)               10%
  b Medium: ($250 - $750 million)            26%
  c Small: (under $250 million)              57%
3 Cash and Other:                             1%

/s/ GREG EISEN
Greg Eisen
-------------------------------

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a certified public accountant and a Chartered Financial Analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 95.6%

AEROSPACE/DEFENSE - 2.3%
        56,600   *International Aircraft Investors ..................... $531

AIR FREIGHT - 2.0%
         6,000   Air Express International Corp. ........................ 183
        12,750   Circle International Group, Inc. ....................... 292

BANKS (MAJOR REGIONAL) - 5.5%
         9,750   BancFirst Corp. ........................................ 328
        11,250   Independent Bankshares, Inc. ........................... 221
         5,500   *Southwest Bancorp of Texas, Inc. ...................... 171
        20,000   UnionBancorp, Inc. ..................................... 438
        14,800   VRB Bancorp ............................................ 148

BANKS (REGIONAL) - 2.1%
        27,475   *Hanmi Bank (Los Angeles, CA) .......................... 495

BIOTECHNOLOGY - 0.5%
        37,000   *Energy BioSystems Corp. ............................... 120

COMMERCIAL SERVICES - 1.5%
        26,634   Monro Muffler Brake, Inc. .............................. 383

COMPUTERS (HARDWARE) - 5.1%
        12,600   *Equitrac Corp. ........................................ 227
        15,300   *MICROS Systems, Inc. .................................. 689
        35,000   *Optimal Robotics Corp. ................................ 267

COMPUTERS (SOFTWARE & SERVICES) - 6.4%
        84,950   *Platinum Software Corp. ............................... 998
        26,200   *SPSS, Inc. ............................................ 504

CONSUMER FINANCE - 1.9%
        17,200   Doral Financial Corp. .................................. 436

DISTRIBUTORS (FOOD & HEALTH) - 2.2%
        13,600   *JP Foodservice, Inc. .................................. 502

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

ELECTRICAL EQUIPMENT - 1.5%
        37,000   *ZEVEX International, Inc. ............................ $347

ELECTRONICS (DEFENSE) - 3.5%
        27,100   *Tracor, Inc. .......................................... 823

ENGINEERING & CONSTRUCTION - 4.1%
        12,000   *American Buildings Co. ................................ 303
        20,500   Zurn Industries, Inc. .................................. 644

FINANCIAL (DIVERSIFIED) - 3.6%
        24,675   Litchfield Financial Corp. ............................. 478
        14,000   *Ocwen Financial Corp. ................................. 356

HEALTH CARE (MED. PRODUCTS & SUPPLIES) - 6.2%
        54,000   Hooper Holmes, Inc. .................................... 786
        31,400   *Vallen Corp. .......................................... 652

HEALTH CARE (SPECIALIZED SERVICES) - 2.6%
        52,500   *Ovid Technologies, Inc. ............................... 604

HOUSEWARES - 1.7%
        40,810   Lifetime Hoan Corp. .................................... 403

MACHINERY (DIVERSIFIED) - 2.0%
        20,500   Chart Industries, Inc. ................................. 468

MANUFACTURING (DIVERSIFIED) - 2.4%
        48,000   *Lancer Corp. .......................................... 552

OFFICE EQUIPMENT & SUPPLIES - 1.2%
        20,000   Unisource Worldwide, Inc. .............................. 285

OIL & GAS (EXPLORATION & PRODUCTION) - 3.7%
        69,200   Patina Oil & Gas Corp. ................................. 532
        15,400   *Swift Energy Co. ...................................... 324

PERSONAL CARE - 4.9%
        64,800   *Penederm, Inc. ........................................ 648
        30,000   *Styling Technology Corp. .............................. 488

PHOTOGRAPHY/IMAGING - 2.8%
        58,000   *Seattle FilmWorks, Inc. ............................... 645

RAILROADS - 2.7%
         8,600   GATX Corp. ............................................. 624

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                        SAFECO SMALL COMPANY STOCK FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
REAL ESTATE-NON-AFFILIATED - 3.6%
         7,700   Alexandria Real Estate Equities, Inc. ............... $  243
        28,850   Ocwen Asset Investment Corp. ........................... 591

RETAIL (SPECIALTY) - 2.5%
        19,500   *Cole National Corp. (Class A) ......................... 584

RETAIL (SPECIALTY-APPAREL) - 3.3%
        20,600   *Stage Stores, Inc. .................................... 770

SAVINGS & LOAN COMPANIES - 4.5%
        16,800   *Columbia Banking System, Inc. ......................... 454
        16,825   Community Savings Bankshares, Inc. ..................... 595

SERVICES (COMMERCIAL & CONSUMER) - 6.7%
        22,500   *StaffMark, Inc. ....................................... 712
        35,100   York Group, Inc. ....................................... 855

TRUCKS & PARTS - 2.6%
        38,200   *Deflecta-Shield Corp .................................. 602
                                                                        -----
TOTAL COMMON STOCKS .................................................. 22,301
                                                                        -----
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

PREFERRED STOCK - 3.1%

ENTERTAINMENT - 3.1%
        37,800   *Craig Corp. (Class A) .............................. $  714
                                                                        -----
TOTAL PREFERRED STOCK ................................................... 714
                                                                        -----

TEMPORARY INVESTMENTS - 3.6%

INVESTMENT COMPANIES: - 3.6%
      $847,934   SSgA Prime Money Market Portfolio ...................... 848
TOTAL TEMPORARY INVESTMENTS ............................................. 848
                                                                        -----
TOTAL INVESTMENTS - 102.3% ........................................... 23,863
Liabilities, less Other Assets ........................................ (538)
                                                                        -----
NET ASSETS .......................................................... $23,325
                                                                        -----
                                                                        -----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                         REPORT FROM THE FUND MANAGERS
                             SAFECO U.S. VALUE FUND
                               December 31, 1997
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   On December 31, 1997, the SAFECO U.S. Value Fund completed its second full calendar quarter. Since inception, April 30, 1997, the portfolio has achieved a 17.50% return.
   For the latest quarter, the U.S. Value Fund was basically flat, returning 0.69%. This is right in line with the Lipper Analytical Services average for growth and income funds of 1.05%. (Lipper does not have a Value Fund Universe, but we believe the growth and income category is a reasonable comparison for the U.S. Value Fund.)
   On the whole, 1997 was another outstanding year for U.S. financial markets. It was also peculiar, especially on the equity side where the stock market's advance was quite narrow. About 50 stocks, or 10% of the index's 500 stocks, accounted for 63% of the S&P 500's 33.36% return.
                             [PHOTO OF REX BENTLEY]
                           [PHOTO OF LYNETTE SAGVOLD]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      PERFORMANCE OVERVIEW -- NO-LOAD CLASS
                           TOTAL RETURN FOR THE PERIOD
                             ENDED DECEMBER 31, 1997

Since Inception*                                                                                       17.50%
Investment Value
SAFECO U.S. Value Fund: $11,750
S&P 500 Index: $12,256
                                                                                       SAFECO U.S. Value Fund        S&P
04/30/97                                                                                              $10,000    $10,000
05/31/97                                                                                               10,670     10,608
06/30/97                                                                                               11,053     11,083
07/31/97                                                                                               11,915     11,965
08/31/97                                                                                               11,283     11,295
09/30/97                                                                                               11,669     11,914
10/30/97                                                                                               11,307     11,516
11/30/97                                                                                               11,599     12,049
12/31/97                                                                                               11,750     12,256
*Graph and total return comparison begins April 30, 1997, inception date of the fund.

 The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged. Past performance is not predictive of future performance. Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------
------------------------------------------------------------------

   And, the year ended on a sober note. The technology sector, which has had strong performance for some time, declined 12% last quarter on signs of weakening demand and shrinking profit margins. Concern over financial problems in Asia resulted in a one-day drop in U.S. equity prices of over 7%. Although stocks recouped much of their losses the following day, it was another reminder that stocks don't always go up.
   In fact, the characteristic that defines our value style of management is selecting companies for their potential to generate better earnings growth than the market, but buying them at a low price.
   We purchased several stocks including Electronic Data Systems (data outsourcing), American Stores (grocery/drugstore chain), and Unisource Worldwide (paper distributor) as they declined on what we believe to be temporary setbacks. We believe they represent excellent value with significant upside potential.
   New positions in other companies we think are well positioned in their markets and selling at attractive valuations, include Boeing. The

                                   HIGHLIGHTS
------------------------------------------------------------------

                                                               PERCENT OF
TOP TEN HOLDINGS                                               NET ASSETS
-------------------------------------------------------------------------
American Home Products Corp.  ...................................... 3.1%
  (Pharmaceuticals)
Chase Manhattan Corp.  .............................................. 3.0
  (Bank)
NationsBank Corp.  .................................................. 2.8
  (Bank)
Mobil Corp.  ........................................................ 2.8
  (Oil/Gas Exploration & Production)
GTE Corp.  .......................................................... 2.8
  (Telecommunications)
Hartford Financial Services Group, Inc.  ............................ 2.8
  (Insurance Company)
J.C. Penney Co., Inc.  .............................................. 2.8
  (Department Store)
Atlantic Richfield Co.  ............................................. 2.7
  (Oil/Gas Exploration & Production)
Amoco Corp.  ........................................................ 2.7
  (Oil/Gas Exploration & Production)
Avon Products, Inc.  ................................................ 2.7
  (Beauty Care Products)

TOP FIVE PURCHASES
(July to Dec.)                                                  COST (000'S)
----------------------------------------------------------------------------
Banc One Corp.  ....................................................... $253
Boeing Co.  ............................................................ 235
General Signal Corp.  .................................................. 229
International Paper Co.  ............................................... 204
Merck & Co., Inc.  ..................................................... 194


TOP FIVE SALES                                                      PROCEEDS
(July to Dec.)                                                       (000'S)
----------------------------------------------------------------------------
*SmithKline Beecham, plc (ADR) ........................................ $296
*Albertson's, Inc.  .................................................... 251
*Echlin, Inc.  ......................................................... 191
*Pepsico, Inc.  ........................................................ 187
*Raytheon Co.  ......................................................... 185

                                                                  PERCENT OF
TOP FIVE INDUSTRIES                                               NET ASSETS
----------------------------------------------------------------------------
Oil (Domestic Integrated) ............................................... 8%
Manufacturing (Diversified) .............................................. 7
Electrical Equipment ..................................................... 7
Health Care (Diversified) ................................................ 5
Retail (Department Stores) ............................................... 5
----------------------------------------------------------------------------
* Security sold, no longer in portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    REPORT FROM THE U.S. VALUE FUND MANAGERS airplane manufacturer has had major success in obtaining new orders, but temporary production problems have restrained its stock price.
   We bought Intel in December, after it had declined 30% from its yearly high. We expect these and new positions in General Signal (a diversified manufacturer of electrical equipment), Johnson & Johnson, and Praxair (supplier of industrial gases) to improve the risk/return profile of your portfolio.
   We sold Bristol Myers Squibb, PepsiCo and Raytheon because they reached our price targets. We sold Advanta and 3Com because of deteriorating fundamentals.
   The characteristics of the stocks in the U.S. Value Fund are very attractive relative to the overall stock market as measured by the S&P 500. At year end, the stocks in the Fund sold at a 17% discount to the S&P 500's P/E (price to earnings ratio) based on 1998 expected earnings per share. The Fund's stocks had a 29% higher dividend yield than the S&P 500. And, we think our stocks can produce roughly the same level of earnings growth as the S&P 500 stocks over time.
   In short, our goal is to find and buy companies with better than average prospects that are selling at discounted prices. We intend to stay fully invested in companies that will pay you, the shareholder, in dividends while we wait. We are confident that this approach will result in superior investment performance over time, factoring in both risk and return.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     NET ASSET CAPITALIZATION
            WEIGHTINGS
    AS A PERCENT OF NET ASSETS
Large: ($4 Bil. and above)                82%
Medium: ($1 Bil. - $4 Bil.)               15%
Small: (Less than $1 Bil.)                 3%

/s/ REX BENTLEY
Rex Bentley

/s/ LYNETTE D. SAGVOLD
Lynette D. Sagvold
-------------------------------

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a trust officer for Key Trust and First Interstate before joining SAFECO as a portfolio manager and insurance analyst.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
COMMON STOCKS - 100.2%

AEROSPACE/DEFENSE - 2.4%
         4,600   Boeing Co. ............................................ $225

BANKS (MAJOR REGIONAL) - 2.8%
         4,400   NationsBank Corp. ...................................... 267

BANKS (MONEY CENTER) - 3.0%
         2,600   Chase Manhattan Corp. .................................. 285

BANKS (REGIONAL) - 2.5%
         4,400   Banc One Corp. ......................................... 239

BEVERAGES (ALCOHOLIC) - 2.5%
         5,300   Anheuser-Busch Co., Inc. ............................... 233

BUILDING MATERIALS - 2.1%
         2,600   Armstrong World Industries, Inc. ....................... 194

CHEMICALS - 2.1%
         4,500   Praxair, Inc. .......................................... 202

CHEMICALS (DIVERSIFIED) - 1.9%
         4,300   BF Goodrich Co. ........................................ 178

COMPUTERS (HARDWARE) - 3.5%
         3,000   Hewlett-Packard Co. .................................... 188
         6,900   *Sequent Computer Systems, Inc. ........................ 138

ELECTRIC COMPANIES - 2.5%
         4,800   NIPSCO Industries, Inc. ................................ 237

ELECTRICAL EQUIPMENT - 6.5%
         5,500   AMP, Inc. .............................................. 231
         2,000   General Electric Co. ................................... 146
         5,600   General Signal Corp. ................................... 236

ELECTRICAL EQUIPMENT & ELECTRONICS - 1.7%
         2,800   Motorola, Inc .......................................... 160

ELECTRONICS (SEMICONDUCTORS) - 1.0%
         1,300   Intel Corp. ............................................. 91

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

FINANCIAL (DIVERSIFIED) - 2.4%
         4,000   Federal National Mortgage Association ................. $228

FOODS - 3.8%
         2,300   CPC International, Inc. ................................ 248
         3,400   ConAgra, Inc. .......................................... 112

HEALTH CARE (DIVERSIFIED) - 5.4%
         3,800   American Home Products Corp. ........................... 291
         3,300   Johnson & Johnson ...................................... 217

HEALTH CARE (DRUGS--PHARMACEUTICALS) - 2.3%
         2,000   Merck and Co., Inc. .................................... 213

HEALTH CARE (MED. PRODUCTS & SUPPLIES) - 1.6%
         3,100   Baxter International, Inc. ............................. 156

HOUSEHOLD PRODUCTS (NON-DURABLES) - 2.6%
         4,900   Kimberly-Clark Corp. ................................... 242

INSURANCE (MULTI-LINE) - 2.8%
         2,800   Hartford Financial Services Group, Inc. ................ 262

MANUFACTURING (DIVERSIFIED) - 7.3%
         3,500   AlliedSignal, Inc. ..................................... 136
         4,900   Corning, Inc. .......................................... 182
         4,500   Crane Co. .............................................. 195
         4,100   Harsco Corp. ........................................... 177

OFFICE EQUIPMENT & SUPPLIES - 1.9%
        12,900   Unisource Worldwide, Inc. .............................. 184

OIL (DOMESTIC INTEGRATED) - 8.3%
         3,000   Amoco Corp. ............................................ 255
         3,200   Atlantic Richfield Co. ................................. 256
         3,700   Mobil Corp. ............................................ 267

PAPER & PAPER PRODUCTS - 1.8%
         4,000   International Paper Co. ................................ 173

PERSONAL CARE - 2.7%
         4,100   Avon Products, Inc. .................................... 252

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                            PORTFOLIO OF INVESTMENTS
                             SAFECO U.S. VALUE FUND
                            As of December 31, 1997

SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------
RAILROADS - 2.0%
         2,000   Burlington Northern
                 Santa Fe .............................................. $186

REAL ESTATE INVESTMENT TRUST - 2.2%
         2,900   First Industrial Realty Trust, Inc. .................... 105
         3,500   Liberty Property Trust ................................. 100

RETAIL (DEPARTMENT STORES) - 5.2%
         4,300   J.C. Penney Co., Inc. .................................. 259
         4,300   May Department Stores Co. .............................. 227

RETAIL (FOOD CHAINS) - 2.5%
        11,700   American Stores Co. .................................... 241

SERVICES (DATA PROCESSING) - 4.8%
         3,900   Automatic Data Processing, Inc. ........................ 239
         4,800   Electronic Data Systems Corp. .......................... 211
SHARES                                                          VALUE (000'S)
-----------------------------------------------------------------------------

TELEPHONE - 4.4%
         1,600   Bell Atlantic Corp. .................................. $ 146
         5,100   GTE Corp. .............................................. 266

TOBACCO - 1.7%
         3,500   Philip Morris Cos., Inc. ............................... 159
                                                                         ----
TOTAL COMMON STOCKS ................................................... 9,435
                                                                         ----

TEMPORARY INVESTMENTS - 2.5%

INVESTMENT COMPANIES:
      $231,741   SSgA Prime Money Market Portfolio ...................... 232
                                                                         ----
TOTAL TEMPORARY INVESTMENTS ............................................. 232
                                                                         ----
TOTAL INVESTMENTS - 102.7% ............................................ 9,667
Liabilities, less Other Assets ........................................ (250)
                                                                         ----
NET ASSETS ........................................................... $9,417
                                                                         ----
                                                                         ----
-----------------------------------------------------------------------------

* Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      This page left blank intentionally.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
                            As of December 31, 1997

                                               SAFECO        SAFECO        SAFECO
                                               GROWTH        EQUITY        INCOME
(In Thousands, Except Per-Share Amounts)         FUND          FUND          FUND
---------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                   $   551,728   $ 1,173,735   $   301,197
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   Investments, at Value
     Unaffiliated Issuers                     456,463     1,502,834       404,528
     Affiliated Issuers                       179,522            --            --
                                          -----------   -----------   -----------
       Total Investments at Value             635,985     1,502,834       404,528
   Cash                                            --             1            --
   Receivables
     Investment Securities Sold                    --            --           209
     Trust Shares Sold                         13,991         2,645           925
     Dividends and Interest                       594         1,988         2,171
   Forward Currency Contracts Open, Net            --            --            --
   Deferred Organization Expense                   --            --            --
                                          -----------   -----------   -----------
       Total Assets                           650,570     1,507,468       407,833
LIABILITIES
   Payables
     Investment Securities Purchased            1,980            --           230
     Trust Shares Redeemed                      1,154         1,691           306
     Dividends                                  2,927         3,725         3,446
     Investment Advisory Fees                     325           679           229
     Organization Expense                          --            --            --
     Other                                        144           363            97
                                          -----------   -----------   -----------
       Total Liabilities                        6,530         6,458         4,308
                                          -----------   -----------   -----------
NET ASSETS                                $   644,040   $ 1,501,010   $   403,525
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   NO-LOAD CLASS:
     Net Assets                           $   638,562   $ 1,490,198   $   401,985
     Trust Shares Outstanding                  28,441        76,277        16,827
                                          -----------   -----------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share     $     22.45   $     19.54   $     23.89
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   CLASS A:
     Net Assets                           $     4,076   $     7,247   $       742
     Trust Shares Outstanding                     182           371            31
                                          -----------   -----------   -----------
     Net Asset Value and Redemption
       Price Per Share                    $     22.39   $     19.55   $     24.02
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                    $     23.45   $     20.47   $     25.15
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
   CLASS B:
     Net Assets                           $     1,402   $     3,565   $       798
     Trust Shares Outstanding                      63           182            33
                                          -----------   -----------   -----------
     Net Asset Value and Offering Price
       Per Share*                         $     22.19   $     19.55   $     23.95
                                          -----------   -----------   -----------
                                          -----------   -----------   -----------
---------------------------------------------------------------------------------

* For Class B shares, the redemption price per share may be lower as a result of applying contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                               SAFECO            SAFECO        SAFECO            SAFECO        SAFECO
                                            NORTHWEST     INTERNATIONAL      BALANCED     SMALL COMPANY    U.S. VALUE
                                                 FUND              FUND          FUND              FUND          FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments, at Cost                   $    49,322       $    13,853   $    13,172       $    19,598   $     9,007
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
   Investments, at Value
     Unaffiliated Issuers                      68,757            15,177        14,433            23,863         9,667
     Affiliated Issuers                            --                --            --                --            --
                                          -----------   ---------------   -----------   ---------------   -----------
       Total Investments at Value              68,757            15,177        14,433            23,863         9,667
   Cash                                            --               336            --                --            --
   Receivables
     Investment Securities Sold                    --                --            14                --            18
     Trust Shares Sold                            251                24            13                99             6
     Dividends and Interest                        31                24           111                17            18
   Forward Currency Contracts Open, Net            --                55            --                --            --
   Deferred Organization Expense                   --                12            12                12            17
                                          -----------   ---------------   -----------   ---------------   -----------
       Total Assets                            69,039            15,628        14,583            23,991         9,726
LIABILITIES
   Payables
     Investment Securities Purchased              946                --            --                81            --
     Trust Shares Redeemed                         92                --             1               339             6
     Dividends                                    728               163           338               192           266
     Investment Advisory Fees                      46                15            10                18             6
     Organization Expense                          --                12            12                12            17
     Other                                         34                58            19                24            14
                                          -----------   ---------------   -----------   ---------------   -----------
       Total Liabilities                        1,846               248           380               666           309
                                          -----------   ---------------   -----------   ---------------   -----------
NET ASSETS                                $    67,193       $    15,380   $    14,203       $    23,325   $     9,417
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
   NO-LOAD CLASS:
     Net Assets                           $    64,635       $    14,754   $    13,667       $    22,658   $     9,063
     Trust Shares Outstanding                   3,734             1,283         1,177             1,592           810
                                          -----------   ---------------   -----------   ---------------   -----------
     Net Asset Value, Offering Price,
       and Redemption Price Per Share     $     17.31       $     11.50   $     11.61       $     14.23   $     11.19
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
   CLASS A:
     Net Assets                           $     1,354       $       295   $       205       $       271   $       133
     Trust Shares Outstanding                      79                25            18                19            12
                                          -----------   ---------------   -----------   ---------------   -----------
     Net Asset Value and Redemption
       Price Per Share                    $     17.25       $     11.55   $     11.60       $     14.21   $     11.18
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
     Maximum Offering Price Per Share
       (Net Asset Value Plus Sales
       Charge of 4.5%)                    $     18.06       $     12.09   $     12.15       $     14.88   $     11.71
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
   CLASS B:
     Net Assets                           $     1,204       $       331   $       331       $       396   $       221
     Trust Shares Outstanding                      70                29            29                28            20
                                          -----------   ---------------   -----------   ---------------   -----------
     Net Asset Value and Offering Price
       Per Share*                         $     17.09       $     11.53   $     11.60       $     14.07   $     11.18
                                          -----------   ---------------   -----------   ---------------   -----------
                                          -----------   ---------------   -----------   ---------------   -----------
---------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
                     For the Year Ended December 31, 1997*

                                              SAFECO       SAFECO       SAFECO
                                              GROWTH       EQUITY       INCOME
(In Thousands)                                  FUND         FUND         FUND
------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $33 in the
     International Fund)                  $    1,674   $   22,322   $   10,116
   Interest                                      529        2,402        2,759
                                          ----------   ----------   ----------
     Total Investment Income                   2,203       24,724       12,875
EXPENSES
   Investment Advisory Fees                    2,120        6,481        2,285
   Transfer Agent Fees                           517        2,320          583
   Shareholder Service Fees - Class A              3           12            1
                        - Class B                  1            4            1
   Distribution Fees - Class B                     3           11            3
   Legal and Auditing Fees                        19           33           21
   Custodian Fees                                 28           50           19
   Reports to Shareholders                        53          238           67
   Trustees' Fees                                  5            8            5
   Other Fees                                     22            4            1
   Amortization of Organization Expenses          --           --           --
                                          ----------   ----------   ----------
     Total Expenses Before Reimbursement       2,771        9,161        2,986
   Expense Reimbursement                          --           --           --
                                          ----------   ----------   ----------
     Total Expenses After Reimbursement        2,771        9,161        2,986
                                          ----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)                    (568)      15,563        9,889
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain from:
     Investments in Unaffiliated Issuers      68,112       61,477       32,768
     Investments in Affiliated Issuers         7,446           --           --
     Foreign Currency Transactions                --           --           --
                                          ----------   ----------   ----------
         Total Net Realized Gain              75,558       61,477       32,768
   Net Change in Unrealized Appreciation      45,096      176,522       39,169
                                          ----------   ----------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                  120,654      237,999       71,937
                                          ----------   ----------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $  120,086   $  253,562   $   81,826
                                          ----------   ----------   ----------
                                          ----------   ----------   ----------
------------------------------------------------------------------------------

* For the U.S. Value Fund, represents the period from April 30, 1997 (commencement of operations) to December 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SAFECO           SAFECO       SAFECO           SAFECO       SAFECO
                                           NORTHWEST    INTERNATIONAL     BALANCED    SMALL COMPANY   U.S. VALUE
                                                FUND             FUND         FUND             FUND         FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $33 in the
     International Fund)                  $      440       $      274   $      161       $      105   $      128
   Interest                                       61               34          312               59           13
                                          ----------   --------------   ----------   --------------   ----------
     Total Investment Income                     501              308          473              164          141
EXPENSES
   Investment Advisory Fees                      416              153           87              151           43
   Transfer Agent Fees                           145               34           23               50            5
   Shareholder Service Fees - Class A              2                1            1               --           --
                        - Class B                  1                1            1                1           --
   Distribution Fees - Class B                     4                2            1                2            1
   Legal and Auditing Fees                        16               15           15               15           10
   Custodian Fees                                  8               48            8                7            5
   Reports to Shareholders                        17                3            1                5           --
   Trustees' Fees                                  4                4            4                4            3
   Other Fees                                      1                1           --               --           --
   Amortization of Organization Expenses          --                4            4                4            3
                                          ----------   --------------   ----------   --------------   ----------
     Total Expenses Before Reimbursement         614              266          145              239           70
   Expense Reimbursement                          --              (36)          --               --           --
                                          ----------   --------------   ----------   --------------   ----------
     Total Expenses After Reimbursement          614              230          145              239           70
                                          ----------   --------------   ----------   --------------   ----------
NET INVESTMENT INCOME (LOSS)                    (113)              78          328              (75)          71
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain from:
     Investments in Unaffiliated Issuers       6,678               18          637              909          386
     Investments in Affiliated Issuers            --               --           --               --           --
     Foreign Currency Transactions                --              240           --               --           --
                                          ----------   --------------   ----------   --------------   ----------
         Total Net Realized Gain               6,678              258          637              909          386
   Net Change in Unrealized Appreciation       7,326              213          760            2,742          660
                                          ----------   --------------   ----------   --------------   ----------
NET GAIN ON INVESTMENTS AND FOREIGN
   CURRENCY                                   14,004              471        1,397            3,651        1,046
                                          ----------   --------------   ----------   --------------   ----------
NET CHANGE IN NET ASSETS RESULTING FROM
   OPERATIONS                             $   13,891       $      549   $    1,725       $    3,576   $    1,117
                                          ----------   --------------   ----------   --------------   ----------
                                          ----------   --------------   ----------   --------------   ----------
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                               SAFECO GROWTH FUND
                                          ---------------------------------------
                                                         THREE-MONTH
                                          YEAR ENDED    PERIOD ENDED   YEAR ENDED
                                             DEC. 31         DEC. 31     SEPT. 30
(In Thousands)                                  1997            1996         1996
---------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $     (568)     $     (236)  $     (252)
   Net Realized Gain on
     Investments and Foreign
     Currency Transactions                    75,558           2,890       26,762
   Net Change in Unrealized
     Appreciation (Depreciation)              45,096          17,540       (1,973)
                                          ----------   -------------   ----------
   Net Change in Net Assets
     Resulting from Operations               120,086          20,194       24,537
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --              --          (45)
                         - Class A                --              --           --
                         - Class B                --              --           --
   Net Realized Gain on Investments
                        - No-Load Class      (74,345)         (2,644)     (26,481)
                        - Class A               (487)             (3)          --
                        - Class B               (167)             (2)          --
                                          ----------   -------------   ----------
     Total                                   (74,999)         (2,649)     (26,526)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                             397,579          (1,336)       5,080
   Class A                                     4,018              74          100
   Class B                                     1,293               6          100
                                          ----------   -------------   ----------
     Total                                   402,890          (1,256)       5,280
                                          ----------   -------------   ----------
TOTAL CHANGE IN NET ASSETS                   447,977          16,289        3,291
NET ASSETS AT BEGINNING OF PERIOD            196,063         179,774      176,483
                                          ----------   -------------   ----------
NET ASSETS AT END OF PERIOD               $  644,040      $  196,063   $  179,774
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
---------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                      28,647           1,572       22,451
   Reinvestments                               3,210             148        1,627
   Redemptions                               (14,724)         (1,807)     (23,589)
                                          ----------   -------------   ----------
   NET CHANGE                                 17,133             (87)         489
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
AMOUNTS:
   Sales                                  $  645,275      $   25,444   $  372,215
   Reinvestments                              72,072           2,522       25,225
   Redemptions                              (314,457)        (29,222)    (392,160)
                                          ----------   -------------   ----------
   NET CHANGE                             $  402,890      $   (1,256)  $    5,280
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   SAFECO EQUITY FUND                            SAFECO INCOME FUND
                                          -------------------------------------------   -------------------------------------------
                                                            THREE-MONTH                                   THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED    YEAR ENDED      YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                DEC. 31         DEC. 31      SEPT. 30         DEC. 31         DEC. 31      SEPT. 30
                                                   1997            1996          1996            1997            1996          1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $      15,563   $       3,012   $    11,183   $       9,889   $       2,032   $     8,365
   Net Realized Gain on
     Investments and Foreign
     Currency Transactions                       61,477          28,862        77,448          32,768           7,031        22,848
   Net Change in Unrealized
     Appreciation (Depreciation)                176,522          33,741        18,119          39,169          14,121         9,944
                                          -------------   -------------   -----------   -------------   -------------   -----------
   Net Change in Net Assets
     Resulting from Operations                  253,562          65,615       106,750          81,826          23,184        41,157
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class        (15,501)         (3,006)      (11,189)         (9,866)         (2,028)       (8,374)
                         - Class A                  (35)             (7)           --             (10)             (1)           --
                         - Class B                   (2)             --            --              (7)             (1)           --
   Net Realized Gain on Investments
                        - No-Load Class         (61,064)        (28,684)      (77,500)        (32,644)         (7,033)      (22,837)
                        - Class A                  (295)            (98)           --             (57)             (5)           --
                        - Class B                  (139)            (12)           --             (65)             (3)           --
                                          -------------   -------------   -----------   -------------   -------------   -----------
     Total                                      (77,036)        (31,807)      (88,689)        (42,649)         (9,071)      (31,211)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                464,573          90,300       109,137          72,866          15,846        32,207
   Class A                                        3,709           2,742           100             524              85           100
   Class B                                        3,122             250           100             685               6           100
                                          -------------   -------------   -----------   -------------   -------------   -----------
     Total                                      471,404          93,292       109,337          74,075          15,937        32,407
                                          -------------   -------------   -----------   -------------   -------------   -----------
TOTAL CHANGE IN NET ASSETS                      647,930         127,100       127,398         113,252          30,050        42,353
NET ASSETS AT BEGINNING OF PERIOD               853,080         725,980       598,582         290,273         260,223       217,870
                                          -------------   -------------   -----------   -------------   -------------   -----------
NET ASSETS AT END OF PERIOD               $   1,501,010   $     853,080   $   725,980   $     403,525   $     290,273   $   260,223
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                         36,752           6,132        17,984           4,060             869         2,864
   Reinvestments                                  3,734           1,800         5,249           1,608             385         1,374
   Redemptions                                  (15,034)         (2,347)      (16,536)         (2,517)           (503)       (2,649)
                                          -------------   -------------   -----------   -------------   -------------   -----------
   NET CHANGE                                    25,452           5,585         6,697           3,151             751         1,589
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
AMOUNTS:
   Sales                                  $     682,623   $     102,959   $   289,961   $      94,489   $      18,394   $    58,320
   Reinvestments                                 72,547          29,886        82,876          38,272           8,140        27,638
   Redemptions                                 (283,766)        (39,553)     (263,500)        (58,686)        (10,597)      (53,551)
                                          -------------   -------------   -----------   -------------   -------------   -----------
   NET CHANGE                             $     471,404   $      93,292   $   109,337   $      74,075   $      15,937   $    32,407
                                          -------------   -------------   -----------   -------------   -------------   -----------
                                          -------------   -------------   -----------   -------------   -------------   -----------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                            SAFECO NORTHWEST FUND
                                          ---------------------------------------
                                                         THREE-MONTH
                                          YEAR ENDED    PERIOD ENDED   YEAR ENDED
                                             DEC. 31         DEC. 31     SEPT. 30
(In Thousands)                                  1997            1996         1996
---------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $     (113)     $      (34)  $       47
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                     6,678          (2,374)       5,695
   Net Change in Unrealized
     Appreciation (Depreciation)               7,326           3,280       (1,961)
                                          ----------   -------------   ----------
   Net Change in Net Assets
     Resulting from Operations                13,891             872        3,781
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --              --          (48)
                         - Class A                --              --           --
                         - Class B                --              --           --
   Net Realized Gain on Investments
                        - No-Load Class       (4,031)             --       (5,695)
                        - Class A                (84)             --           --
                        - Class B                (76)             --           --
                                          ----------   -------------   ----------
     Total                                    (4,191)             --       (5,743)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                              11,654            (632)       4,950
   Class A                                       926             254          100
   Class B                                       967             124          100
                                          ----------   -------------   ----------
     Total                                    13,547            (254)       5,150
                                          ----------   -------------   ----------
TOTAL CHANGE IN NET ASSETS                    23,247             618        3,188
NET ASSETS AT BEGINNING OF PERIOD             43,946          43,328       40,140
                                          ----------   -------------   ----------
NET ASSETS AT END OF PERIOD               $   67,193      $   43,946   $   43,328
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
---------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                       1,888             196        1,209
   Reinvestments                                 200              --          323
   Redemptions                                (1,329)           (215)      (1,175)
                                          ----------   -------------   ----------
   NET CHANGE                                    759             (19)         357
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
AMOUNTS:
   Sales                                  $   32,688      $    2,692   $   17,755
   Reinvestments                               3,464              --        4,438
   Redemptions                               (22,605)         (2,946)     (17,043)
                                          ----------   -------------   ----------
   NET CHANGE                             $   13,547      $     (254)  $    5,150
                                          ----------   -------------   ----------
                                          ----------   -------------   ----------
---------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                            SAFECO INTERNATIONAL FUND                          SAFECO BALANCED FUND
                                          -------------------------------------------   -------------------------------------------
                                                                        JAN. 31, 1996                                 JAN. 31, 1996
                                                                        (COMMENCEMENT                                 (COMMENCEMENT
                                                          THREE-MONTH              OF                   THREE-MONTH              OF
                                            YEAR ENDED   PERIOD ENDED     OPERATIONS)     YEAR ENDED   PERIOD ENDED     OPERATIONS)
                                               DEC. 31        DEC. 31     TO SEPT. 30        DEC. 31        DEC. 31     TO SEPT. 30
                                                  1997           1996            1996           1997           1996            1996
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $         78   $         (5)  $          45   $        328   $         66   $         146
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                         258             87             (11)           637             99               5
   Net Change in Unrealized
     Appreciation (Depreciation)                   213            853             314            760            243             258
                                          ------------   ------------   -------------   ------------   ------------   -------------
   Net Change in Net Assets
     Resulting from Operations                     549            935             348          1,725            408             409
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          (364)           (62)            (51)          (322)           (64)           (146)
                         - Class A                  (5)            (1)             --             (4)            (1)             --
                         - Class B                  (4)            --              --             (3)            (1)             --
   Net Realized Gain on Investments
                        - No-Load Class            (19)            --              --           (613)           (97)             (5)
                        - Class A                   --             --              --             (9)            (1)             --
                        - Class B                   (1)            --              --            (15)            (1)             --
                                          ------------   ------------   -------------   ------------   ------------   -------------
     Total                                        (393)           (63)            (51)          (966)          (165)           (151)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                                 3,437          1,981           8,026          4,661            393           7,374
   Class A                                         142             43             100             86              7             100
   Class B                                         222              4             100            210             12             100
                                          ------------   ------------   -------------   ------------   ------------   -------------
     Total                                       3,801          2,028           8,226          4,957            412           7,574
                                          ------------   ------------   -------------   ------------   ------------   -------------
TOTAL CHANGE IN NET ASSETS                       3,957          2,900           8,523          5,716            655           7,832
NET ASSETS AT BEGINNING OF PERIOD               11,423          8,523              --          8,487          7,832              --
                                          ------------   ------------   -------------   ------------   ------------   -------------
NET ASSETS AT END OF PERIOD               $     15,380   $     11,423   $       8,523   $     14,203   $      8,487   $       7,832
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                           932            219           1,042            555             43             785
   Reinvestments                                    20              3               2             43              5               3
   Redemptions                                    (627)           (30)           (224)          (167)            (9)            (34)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                                      325            192             820            431             39             754
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
AMOUNTS:
   Sales                                  $     10,948   $      2,323   $      10,466   $      6,388   $        459   $       7,893
   Reinvestments                                   230             29              18            495             50              31
   Redemptions                                  (7,377)          (324)         (2,258)        (1,926)           (97)           (350)
                                          ------------   ------------   -------------   ------------   ------------   -------------
   NET CHANGE                             $      3,801   $      2,028   $       8,226   $      4,957   $        412   $       7,574
                                          ------------   ------------   -------------   ------------   ------------   -------------
                                          ------------   ------------   -------------   ------------   ------------   -------------
-----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         SAFECO
                                                                                     U.S. VALUE
                                                         SAFECO SMALL COMPANY FUND         FUND
                                          ----------------------------------------   ----------
                                                                          JAN. 31,    APRIL 30,
                                                                              1996         1997
                                                                        (COMMENCE-   (COMMENCE-
                                                        THREE- MONTH       MENT OF      MENT OF
                                          YEAR ENDED    PERIOD ENDED   OPERATIONS)   OPERATIONS)
                                             DEC. 31         DEC. 31   TO SEPT. 30   TO DEC. 31
(In Thousands)                                  1997            1996          1996         1997
-----------------------------------------------------------------------------------------------
OPERATIONS
   Net Investment Income (Loss)           $      (75)     $      (14)  $       (15)  $       71
   Net Realized Gain (Loss) on
     Investments and Foreign
     Currency Transactions                       909            (278)          723          386
   Net Change in Unrealized
     Appreciation (Depreciation)               2,742             643           880          660
                                          ----------   -------------   -----------   ----------
   Net Change in Net Assets
     Resulting from Operations                 3,576             351         1,588        1,117
DIVIDENDS TO SHAREHOLDERS FROM
   Net Investment Income - No-Load Class          --              --            --          (70)
                         - Class A                --              --            --           (1)
                         - Class B                --              --            --           --
   Net Realized Gain on Investments
                        - No-Load Class         (540)             --          (708)        (372)
                        - Class A                 (7)             --            --           (5)
                        - Class B                 (9)             --            --           (9)
                                          ----------   -------------   -----------   ----------
     Total                                      (556)             --          (708)        (457)
NET TRUST SHARE TRANSACTIONS
   No-Load Class                               6,538             272        11,672        8,423
   Class A                                       100              31           100          122
   Class B                                       260               1           100          212
                                          ----------   -------------   -----------   ----------
     Total                                     6,898             304        11,872        8,757
                                          ----------   -------------   -----------   ----------
TOTAL CHANGE IN NET ASSETS                     9,918             655        12,752        9,417
NET ASSETS AT BEGINNING OF PERIOD             13,407          12,752            --           --
                                          ----------   -------------   -----------   ----------
NET ASSETS AT END OF PERIOD               $   23,325      $   13,407   $    12,752   $    9,417
                                          ----------   -------------   -----------   ----------
                                          ----------   -------------   -----------   ----------
-----------------------------------------------------------------------------------------------
OTHER INFORMATION
INCREASE (DECREASE) IN FUND SHARES AND
   AMOUNTS
SHARES:
   Sales                                       1,808             254         1,625          946
   Reinvestments                                  26              (1)           32           15
   Redemptions                                (1,330)           (226)         (549)        (119)
                                          ----------   -------------   -----------   ----------
   NET CHANGE                                    504              27         1,108          842
                                          ----------   -------------   -----------   ----------
                                          ----------   -------------   -----------   ----------
AMOUNTS:
   Sales                                  $   24,781      $    2,918   $    17,916   $    9,962
   Reinvestments                                 364              (7)          373          162
   Redemptions                               (18,247)         (2,607)       (6,417)      (1,367)
                                          ----------   -------------   -----------   ----------
   NET CHANGE                             $    6,898      $      304   $    11,872   $    8,757
                                          ----------   -------------   -----------   ----------
                                          ----------   -------------   -----------   ----------
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL
   The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund (together the "Funds").
   Effective September 30, 1996, the Trust began issuing two new classes of shares--Class A and Class B shares (collectively, "Advisor Classes"). Unlike the no-load class of shares (which are sold directly to the shareholder with no associated sales or distribution charges), these new classes of shares are sold by financial advisors to shareholders and have associated sales and distribution charges. Each class of shares represents an interest in the net assets of the fund.
   In connection with issuing the new Advisor Classes, the Funds adopted a Plan of Distribution (the "Plan"). Under the Plan, each Advisor Class pays the distributor, SAFECO Securities, Inc., as a service fee for selling its shares at the annual rate of .25% of the average daily net assets of the Advisor Class. Class B shares also pay the distributor a distribution fee at the annual rate of
 .75% of the average daily net assets of the Class B shares.
   Under the Plans, the distributor uses the service fees primarily to compensate persons selling Advisor Class shares for providing ongoing services and the maintenance of shareholder accounts. The distributor uses the distribution fees primarily to offset the commissions it pays to financial advisors for selling Class B shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                                       (Continued on next page.)

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   SECURITY VALUATION. Investments in securities are valued at the last reported sales price, unless there are no transactions in which case they are valued at the last reported bid price. When valuations are not readily available, securities are valued at fair value as determined in good faith by the board of trustees. Temporary investments purchased at par are valued at cost. All other temporary investments are valued at amortized cost.
   SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. The cost of the portfolios is the same for financial statement and federal income tax purposes. Realized gains and losses from security transactions are determined using the identified cost basis.
   INCOME RECOGNITION. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. For the Growth, Northwest, International and Small Company Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For all other Funds net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders at the end of December.
   Income dividends and capital gain distributions are determined in accordance with income tax regulation which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign exchange contracts. Undistributed/ overdistributed net investment income may include temporary financial reporting and tax basis differences which will reverse in the subsequent year.
   FEDERAL INCOME AND EXCISE TAXES. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provision is required.
   FOREIGN CURRENCY TRANSLATION. The accounting records of the International Fund are maintained in U.S. dollars. All assets and

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
   Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.
   FOREIGN EXCHANGE CONTRACTS. The International Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

3.  INVESTMENT TRANSACTIONS

                                                 SAFECO       SAFECO           SAFECO        SAFECO
                                                 GROWTH       EQUITY           INCOME     NORTHWEST
(In Thousands)                                     FUND         FUND             FUND          FUND
---------------------------------------------------------------------------------------------------
PURCHASES* FOR THE YEAR ENDED
  DECEMBER 31, 1997                          $  584,411   $  807,409       $  219,341   $    40,419
                                          -------------   ----------   --------------   -----------
                                          -------------   ----------   --------------   -----------
SALES* FOR THE YEAR ENDED
  DECEMBER 31, 1997                          $  266,606   $  409,583       $  174,263   $    30,199
                                          -------------   ----------   --------------   -----------
                                          -------------   ----------   --------------   -----------

                                                 SAFECO       SAFECO           SAFECO        SAFECO
                                          INTERNATIONAL     BALANCED    SMALL COMPANY    U.S. VALUE
(In Thousands)                                     FUND         FUND             FUND          FUND
---------------------------------------------------------------------------------------------------
PURCHASES* FOR THE YEAR ENDED
  DECEMBER 31, 1997**                        $    7,093   $   15,511       $   16,781   $    11,116
                                          -------------   ----------   --------------   -----------
                                          -------------   ----------   --------------   -----------
SALES* FOR THE YEAR ENDED
  DECEMBER 31, 1997**                        $    2,899   $   11,264       $   10,199   $     2,726
                                          -------------   ----------   --------------   -----------
                                          -------------   ----------   --------------   -----------
---------------------------------------------------------------------------------------------------

 * Excludes short-term securities. Purchases and sales for the Balanced Fund include $6,534 and $6,263, respectively, of U.S. Government Securities.

** For the U.S. Value Fund, represents the period from April 30, 1997
   (commencement of operations) to December 31, 1997.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

4.  COMPONENTS OF NET ASSETS
   At December 31, 1997, the components of net assets were as follows:

                                                SAFECO        SAFECO           SAFECO           SAFECO
                                                GROWTH        EQUITY           INCOME        NORTHWEST
(In Thousands)                                    FUND          FUND             FUND             FUND
------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                      $  123,906   $   357,840       $  112,011       $   21,220
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There is an Excess of
  Identified Cost Over Value                   (39,649)      (28,741)          (8,680)          (1,785)
                                          ------------   -----------   --------------          -------
NET UNREALIZED APPRECIATION                     84,257       329,099          103,331           19,435
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                 559,783     1,171,911          300,194           47,758
                                          ------------   -----------   --------------          -------
NET ASSETS AT DECEMBER 31, 1997             $  644,040   $ 1,501,010       $  403,525       $   67,193
                                          ------------   -----------   --------------          -------
                                          ------------   -----------   --------------          -------

                                                SAFECO        SAFECO           SAFECO           SAFECO
                                          INTERNATIONAL     BALANCED    SMALL COMPANY       U.S. VALUE
(In Thousands)                                    FUND          FUND             FUND             FUND
------------------------------------------------------------------------------------------------------
Aggregate Gross Unrealized Appreciation
  on Investments and Forward Contracts
  in Which There Is an Excess of Value
  Over Identified Cost                      $    2,977   $     1,466       $    5,197       $      901
Aggregate Gross Unrealized Depreciation
  on Investments and Forward Contracts
  in Which There is an Excess of
  Identified Cost Over Value                    (1,598)         (205)            (932)            (241)
                                          ------------   -----------   --------------          -------
NET UNREALIZED APPRECIATION                      1,379         1,261            4,265              660
OVERDISTRIBUTED NET INVESTMENT INCOME              (55)           --               --               --
PAID IN CAPITAL (PAR VALUE $.001,
  UNLIMITED SHARES AUTHORIZED)                  14,056        12,942           19,060            8,757
                                          ------------   -----------   --------------          -------
NET ASSETS AT DECEMBER 31, 1997             $   15,380   $    14,203       $   23,325       $    9,417
                                          ------------   -----------   --------------          -------
                                          ------------   -----------   --------------          -------
------------------------------------------------------------------------------------------------------

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

5.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS
   WITH AFFILIATES
   INVESTMENT ADVISORY FEES. SAFECO Asset Management Company receives investment advisory fees from the Funds. These fees are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

GROWTH, EQUITY AND INCOME FUNDS:                NORTHWEST FUND:
  First $100 million         .75%                 First $250 million       .75%
  Next $150 million          .65                  Next $250 million        .65
  Next $250 million          .55                  Next $250 million        .55
  Over $500 million          .45                  Over $750 million        .45

BALANCED AND U.S. VALUE FUNDS:                  INTERNATIONAL FUND:
  First $250 million         .75%                 First $250 million      1.10%
  Next $250 million          .65                  Next $250 million       1.00
  Over $500 million          .55                  Over $500 million        .90

SMALL COMPANY FUND:
  First $250 million         .85%
  Next $250 million          .75
  Over $500 million          .65

   SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Fund.
   TRANSFER AGENT FEES. SAFECO Services Corporation receives transfer agent fees.
   NOTES PAYABLE AND INTEREST EXPENSE. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates. Interest rates equivalent to commercial bank interest rates are charged on loans over $100,000. No interest is charged on loans under $100,000.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

   LINE OF CREDIT. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has a line of credit arrangement with certain financial institutions. Under these arrangements, $75 million is available to meet short-term finanicing needs. No balance was outstanding under these arrangements at December 31, 1997.
   AFFILIATE OWNERSHIP. At December 31, 1997, SAFECO Insurance Company of America, owned 500,000 shares (14% of outstanding shares) of the Northwest Fund; SAFECO Asset Management Company owned 692,635 shares (53%) of the International Fund, 519,268 shares (44%) of the Balanced Fund, and 500,000 shares (60%) of the U.S. Value Fund; and SAFECO Corporation owned 500,000 shares (31%) of the Small Company Fund.
   DEFERRED ORGANIZATION EXPENSE. Costs related to the organization of the International, Balanced, Small Company and U.S. Value Funds have been deferred and are being amortized to operations over a period of sixty months. These costs were advanced by SAFECO Asset Management Company and are being reimbursed by the Funds over a sixty-month period.
   EXPENSE REIMBURSEMENT. During the year ended December 31, 1997, SAFECO Asset Management Company voluntarily reimbursed certain expenses of the International Fund.
   DEALER CONCESSIONS. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A shares during the year ended December 31, 1997:

                                   COMMISSIONS
                                     RETAINED
---------------------------------------------
Growth Fund                            $1,576
Equity Fund                            14,307
Income Fund                             1,259
Northwest Fund                          3,212
International Fund                        259
Balanced Fund                             124
Small Company Fund                        171
U.S. Value Fund                            56
---------------------------------------------

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

6.  INVESTMENTS IN AFFILIATES
   Each of the companies listed below is an affiliate of the Growth Fund because the Fund owned at least 5% of the company's voting securities during the year ended December 31, 1997.

(In Thousands)               SHARES AT                             SHARES AT                 MARKET VALUE
                             BEGINNING                                END OF                      DEC. 31
SECURITY                     OF PERIOD   ADDITIONS   REDUCTIONS       PERIOD   DIVIDENDS             1997
---------------------------------------------------------------------------------------------------------
American Building Co.              429          --          (69)         360           --        $  9,100
American Coin
 Merchandising, Inc.               500          --          (35)         465           --           8,196
Concepts Direct, Inc.               --         348           --          348           --           7,316
Damark International, Inc.         659          82         (261)         480           --           4,682
Family Golf Centers, Inc.           --       1,154          (93)       1,061           --          33,290
First Commonwealth, Inc.            --         327           --          327           --           3,841
Funco, Inc.                          9         453         (108)         354           --           5,270
Harold's Stores, Inc.              379         137           --          516           --           3,518
Lifeline Systems, Inc.             504          21           (1)         524           --          13,162
MICROS Systems, Inc.               394         275           --          669           --          30,106
Nastech Pharmaceutical
 Co., Inc.                          --         407           --          407           --           5,288
Open Plan Systems, Inc.            244          --           --          244           --             795
Penederm, Inc.                     724           4           --          728           --           7,277
Phoenix International
 Ltd., Inc.                        159         271          (15)         415           --           6,121
Rent-Way, Inc.                     362         290         (137)         515           --           9,532
Suburban Ostomy Supply
 Co., Inc.                          --         690           --          690           --           8,021
Tetra Technologies, Inc.           156         730         (176)         710           --          14,950
Weider Nutrition
 International, Inc.                --         995         (267)         728           79           9,057
                                                                                            -------------
                                                                                                 $179,522
                                                                                            -------------
                                                                                            -------------
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

7.  COMMITMENTS
   At December 31, 1997, the International Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

(In Thousands)
                                                            U.S. DOLLAR         UNREALIZED
              CURRENCY    IN EXCHANGE     SETTLEMENT        VALUE AS OF       APPRECIATION
       TO BE DELIVERED            FOR           DATE      DEC. 31, 1997     (DEPRECIATION)
------------------------------------------------------------------------------------------
   270  British Pound        $    439       01/26/98            $   444              $  (5)
   227  British Pound             382       02/24/98                372                 10
   415  German Marks              238       01/14/98                231                  7
27,592  Japanese Yen              220       02/27/98                214                  6
27,592  Japanese Yen              215       03/16/98                214                  1
75,255  Japanese Yen              598       03/09/98                585                 13
   380  Swiss Francs              272       01/30/98                262                 10
   492  Swiss Francs              340       01/07/98                338                  2
   294  Swiss Francs              214       02/13/98                203                 11
                                                                                       ---
                                                                                     $  55
                                                                                       ---
                                                                                       ---
------------------------------------------------------------------------------------------

8.  NET INVESTMENT LOSS
   The Growth, Northwest, and Small Company Funds had net investment losses for the year ended December 31, 1997. These amounts were netted against short-term capital gains to reduce the short-term capital gain distributions made on December 31, 1997.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND
   NO-LOAD CLASS

                                                   FOR THE        THREE-MONTH
                                                YEAR ENDED       PERIOD ENDED
                                               DECEMBER 31        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    16.97         $    15.45   $   15.83   $   17.37   $   19.20   $   13.98

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      (0.02)             (0.02)      (0.02)       0.07       (0.02)      (0.02)
   Net Realized and Unrealized Gain on
     Investments                                      8.50               1.77        2.24        4.07        0.78        5.39
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 8.48               1.75        2.22        4.14        0.76        5.37

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                              --                 --          --       (0.07)         --          --
   Distributions from Realized Gains                 (3.00)             (0.23)      (2.60)      (5.61)      (2.59)      (0.15)
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (3.00)             (0.23)      (2.60)      (5.68)      (2.59)      (0.15)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    22.45         $    16.97   $   15.45   $   15.83   $   17.37   $   19.20
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        49.96%            11.35%*      14.16%      23.93%       3.88%      38.43%

NET ASSETS AT END OF PERIOD (000'S)             $  638,562         $  195,760   $ 179,574   $ 176,483   $ 156,108   $ 158,723
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.85%            0.99%**       1.02%       0.98%       0.95%       0.91%
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                               (.17%)           (.51%)**      (.14%)        .34%      (.12%)      (.10%)
PORTFOLIO TURNOVER RATE                             82.57%           82.93%**     124.79%     110.44%      71.18%      57.19%
AVERAGE COMMISSION RATE PAID                    $   0.0520         $   0.0477   $  0.0548          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO GROWTH FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   16.97       $   15.45       $   16.94       $   15.45

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.02)          (0.02)          (0.08)          (0.05)
   Net Realized and Unrealized Gain on
     Investments                                   8.44            1.77            8.33            1.77
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              8.42            1.75            8.25            1.72

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --              --              --              --
   Distributions from Realized Gains              (3.00)          (0.23)          (3.00)          (0.23)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (3.00)          (0.23)          (3.00)          (0.23)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   22.39       $   16.97       $   22.19       $   16.94
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    49.61%         11.35%*          48.70%         11.15%*

NET ASSETS AT END OF PERIOD (000'S)           $   4,076       $     187       $   1,402       $     116
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.06%         1.12%**           1.88%         1.87%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (.33%)        (.58%)**         (1.16%)       (1.38%)**
PORTFOLIO TURNOVER RATE                          82.57%        82.93%**          82.57%        82.93%**
AVERAGE COMMISSION RATE PAID                  $  0.0520       $  0.0477       $  0.0520       $  0.0477
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND
   NO-LOAD CLASS

                                                   FOR THE        THREE-MONTH
                                                YEAR ENDED       PERIOD ENDED
                                               DECEMBER 31        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    16.60         $    15.85   $   15.31   $   13.89   $   12.54   $    9.53

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.23               0.06        0.28        0.34        0.23        0.17
   Net Realized and Unrealized Gain on
     Investments                                      3.78               1.33        2.42        2.59        1.83        3.79
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 4.01               1.39        2.70        2.93        2.06        3.96

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.23)             (0.06)      (0.28)      (0.34)      (0.23)      (0.17)
   Distributions from Realized Gains                 (0.84)             (0.58)      (1.88)      (1.17)      (0.48)      (0.78)
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (1.07)             (0.64)      (2.16)      (1.51)      (0.71)      (0.95)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    19.54         $    16.60   $   15.85   $   15.31   $   13.89   $   12.54
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        24.21%             8.79%*      18.04%      21.59%      16.51%      41.77%

NET ASSETS AT END OF PERIOD (000'S)             $1,490,198         $  849,831   $ 725,780   $ 598,582   $ 412,805   $ 148,894
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.73%            0.78%**       0.79%       0.84%       0.85%       0.94%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                1.24%            1.48%**       1.74%       2.38%       1.72%       1.50%
PORTFOLIO TURNOVER RATE                             34.26%           59.34%**      74.07%      56.14%      33.33%      37.74%
AVERAGE COMMISSION RATE PAID                    $   0.0573         $   0.0571   $  0.0587          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO EQUITY FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   16.62       $   15.85       $   16.60       $   15.85

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                           0.14            0.04            0.02            0.02
   Net Realized and Unrealized Gain on
     Investments                                   3.77            1.35            3.79            1.33
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              3.91            1.39            3.81            1.35

LESS DISTRIBUTIONS
   Dividends from Net Investment Income           (0.14)          (0.04)          (0.02)          (0.02)
   Distributions from Realized Gains              (0.84)          (0.58)          (0.84)          (0.58)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.98)          (0.62)          (0.86)          (0.60)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   19.55       $   16.62       $   19.55       $   16.60
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    23.56%          8.78%*          22.93%          8.50%*

NET ASSETS AT END OF PERIOD (000'S)           $   7,247       $   2,894       $   3,565       $     355
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.24%         0.97%**           1.81%         1.75%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                             0.74%         1.38%**           0.12%         0.51%**
PORTFOLIO TURNOVER RATE                          34.26%        59.34%**          34.26%        59.34%**
AVERAGE COMMISSION RATE PAID                  $  0.0573       $  0.0571       $  0.0573       $  0.0571
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND
   NO-LOAD CLASS

                                                   FOR THE        THREE-MONTH
                                                YEAR ENDED       PERIOD ENDED
                                               DECEMBER 31        DECEMBER 31                 FOR THE YEAR ENDED SEPTEMBER 30
                                          -----------------------------------------------------------------------------------
                                                      1997               1996        1996        1995        1994        1993
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    21.13         $    20.03   $   19.11   $   17.25   $   17.79   $   16.27

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income                              0.65               0.15        0.73        0.82        0.81        0.78
   Net Realized and Unrealized Gain on
     Investments                                      4.87               1.63        2.84        2.71       (0.30)       1.52
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total from Investment Operations                 5.52               1.78        3.57        3.53        0.51        2.30

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                           (0.65)             (0.15)      (0.73)      (0.82)      (0.81)      (0.78)
   Distributions from Realized Gains                 (2.11)             (0.53)      (1.92)      (0.85)      (0.24)         --
                                                   -------            -------   ---------   ---------   ---------   ---------
     Total Distributions                             (2.76)             (0.68)      (2.65)      (1.67)      (1.05)      (0.78)
                                                   -------            -------   ---------   ---------   ---------   ---------
NET ASSET VALUE AT END OF PERIOD                $    23.89         $    21.13   $   20.03   $   19.11   $   17.25   $   17.79
                                                   -------            -------   ---------   ---------   ---------   ---------
                                                   -------            -------   ---------   ---------   ---------   ---------
TOTAL RETURN                                        26.43%             8.89%*      18.98%      21.04%       2.98%      14.35%

NET ASSETS AT END OF PERIOD (000'S)             $  401,985         $  289,968   $ 260,023   $ 217,870   $ 190,610   $ 203,019
RATIO OF EXPENSES TO AVERAGE NET ASSETS              0.85%            0.89%**       0.86%       0.87%       0.86%       0.90%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                2.81%            2.89%**       3.56%       4.55%       4.59%       4.55%
PORTFOLIO TURNOVER RATE                             52.14%           37.84%**      50.11%      31.12%      19.30%      20.74%
AVERAGE COMMISSION RATE PAID                    $   0.0569         $   0.0573   $  0.0591          --          --          --
-----------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INCOME FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   21.15       $   20.03       $   21.12       $   20.03

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.51            0.12            0.38            0.10
   Net Realized and Unrealized Gain on
     Investments                                   4.98            1.65            4.94            1.62
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              5.49            1.77            5.32            1.72

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                        (0.51)          (0.12)          (0.38)          (0.10)
   Distributions from Realized Gains              (2.11)          (0.53)          (2.11)          (0.53)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (2.62)          (0.65)          (2.49)          (0.63)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   24.02       $   21.15       $   23.95       $   21.12
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    26.15%          8.85%*          25.35%          8.60%*

NET ASSETS AT END OF PERIOD (000'S)           $     742       $     193       $     798       $     112
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.14%         1.03%**           1.83%         1.79%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                             2.50%         2.66%**           1.79%         1.99%**
PORTFOLIO TURNOVER RATE                          52.14%        37.84%**          52.14%        37.84%**
AVERAGE COMMISSION RATE PAID                  $  0.0569       $  0.0573       $  0.0569       $  0.0573
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND
   NO-LOAD CLASS

                                                   FOR THE      THREE-MONTH                                           NINE-MONTH
                                                YEAR ENDED     PERIOD ENDED                  FOR THE YEAR ENDED     PERIOD ENDED
                                               DECEMBER 31      DECEMBER 31                        SEPTEMBER 30     SEPTEMBER 30
                                          --------------------------------------------------------------------------------------
                                                      1997             1996        1996        1995        1994             1993
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    14.07       $    13.78   $   14.41   $   12.59   $   12.34       $    12.59

INCOME FROM
   INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      (0.03)           (0.01)       0.02        0.04        0.04             0.02
   Net Realized and Unrealized Gain
     (Loss) on Investments                            4.41             0.30        1.32        2.35        0.59            (0.25)
                                                   -------          -------   ---------   ---------   ---------          -------
     Total from Investment Operations                 4.38             0.29        1.34        2.39        0.63            (0.23)

LESS DISTRIBUTIONS
   Dividends from
     Net Investment Income                              --               --       (0.02)      (0.04)      (0.04)           (0.02)
   Distributions from Realized Gains                 (1.14)              --       (1.95)      (0.53)      (0.34)              --
                                                   -------          -------   ---------   ---------   ---------          -------
     Total Distributions                             (1.14)              --       (1.97)      (0.57)      (0.38)           (0.02)
                                                   -------          -------   ---------   ---------   ---------          -------
NET ASSET VALUE AT END OF PERIOD                $    17.31       $    14.07   $   13.78   $   14.41   $   12.59       $    12.34
                                                   -------          -------   ---------   ---------   ---------          -------
                                                   -------          -------   ---------   ---------   ---------          -------
TOTAL RETURN                                        31.12%           2.10%*       9.61%      19.01%       5.19%           (1.86%)*

NET ASSETS AT END OF PERIOD (000'S)             $   64,635       $   43,345   $  43,128   $  40,140   $  36,383       $   39,631
RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.09%          1.25%**       1.07%       1.09%       1.06%          1.11%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                               (.19%)         (.31%)**       0.11%       0.31%       0.33%          0.18%**
PORTFOLIO TURNOVER RATE                             55.42%         67.32%**      35.69%      19.59%      18.46%         14.05%**
AVERAGE COMMISSION RATE PAID                    $   0.0560       $   0.0482   $  0.0591          --          --               --
--------------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO NORTHWEST FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   14.06       $   13.78       $   14.03       $   13.78

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.06)          (0.01)          (0.10)          (0.03)
   Net Realized and Unrealized Gain on
     Investments                                   4.39            0.29            4.30            0.28
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              4.33            0.28            4.20            0.25

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --              --              --              --
   Distributions from Realized Gains              (1.14)             --           (1.14)             --
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (1.14)             --           (1.14)             --
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   17.25       $   14.06       $   17.09       $   14.03
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    30.79%          2.03%*          29.93%          1.81%*

NET ASSETS AT END OF PERIOD (000'S)           $   1,354       $     369       $   1,204       $     232
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.42%         1.40%**           2.09%         2.18%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (.61%)        (.39%)**         (1.30%)       (1.19%)**
PORTFOLIO TURNOVER RATE                          55.42%        67.32%**          55.42%        67.32%**
AVERAGE COMMISSION RATE PAID                  $  0.0560       $  0.0482       $  0.0560       $  0.0482
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                   FOR THE        THREE-MONTH     OF OPERATIONS)
                                                YEAR ENDED       PERIOD ENDED                 TO
                                               DECEMBER 31        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT
   BEGINNING OF PERIOD                          $    11.29         $    10.39         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.24                 --               0.06
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                     0.28               0.96               0.39
                                                   -------            -------            -------
     Total from Investment Operations                 0.52               0.96               0.45

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.29)             (0.06)             (0.06)
   Distributions from Realized Gains                 (0.02)                --                 --
                                                   -------            -------            -------
     Total Distributions                             (0.31)             (0.06)             (0.06)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    11.50         $    11.29         $    10.39
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN                                         4.55%             9.27%*             4.54%*

NET ASSETS AT END OF PERIOD (000'S)             $   14,754         $   11,157         $    8,323
RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.63%+           1.37%+**            2.36%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                                0.58%           (.19%)**            0.93%**
PORTFOLIO TURNOVER RATE                             22.13%           18.51%**           15.73%**
AVERAGE COMMISSION RATE PAID                    $   0.0246         $   0.0223         $   0.0225
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 1.89% and 1.68% for the year and period ended December 31, 1997 and 1996, respectively.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO INTERNATIONAL FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   11.29       $   10.39       $   11.28       $   10.39

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.20              --            0.18              --
   Net Realized and Unrealized Gain on
     Investments and Foreign Currency
     Transactions                                  0.29            0.95            0.22            0.93
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              0.49            0.95            0.40            0.93

LESS DISTRIBUTIONS
   Dividends from Net Investment Income           (0.21)          (0.05)          (0.13)          (0.04)
   Distributions from Realized Gains              (0.02)             --           (0.02)             --
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.23)          (0.05)          (0.15)          (0.04)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   11.55       $   11.29       $   11.53       $   11.28
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                     4.30%          9.19%*           3.48%          8.96%*

NET ASSETS AT END OF PERIOD (000'S)           $     295       $     154       $     331       $     112
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS++                                       1.87%         1.41%**           2.64%         2.17%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                             0.26%        (.23%)**           0.51%       (1.15%)**
PORTFOLIO TURNOVER RATE                          22.13%        18.51%**          22.13%        18.51%**
AVERAGE COMMISSION RATE PAID                  $  0.0246       $  0.0223       $  0.0246       $  0.0223
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the ratio of expenses to average net assets would have been 2.13% and 1.72% for the year and period ended December 31, 1997 and 1996, respectively, for Class A, and 2.90% and 2.47%, respectively, for Class B.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                   FOR THE        THREE-MONTH     OF OPERATIONS)
                                                YEAR ENDED       PERIOD ENDED                 TO
                                               DECEMBER 31        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.70         $    10.38         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.32               0.08               0.21
   Net Realized and Unrealized Gain on
     Investments                                      1.45               0.45               0.39
                                                   -------            -------            -------
     Total from Investment Operations                 1.77               0.53               0.60

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.32)             (0.08)             (0.21)
   Distributions from Realized Gains                 (0.54)             (0.13)             (0.01)
                                                   -------            -------            -------
     Total Distributions                             (0.86)             (0.21)             (0.22)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    11.61         $    10.70         $    10.38
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN                                        16.64%             5.11%*             5.99%*

NET ASSETS AT END OF PERIOD (000'S)             $   13,667         $    8,262         $    7,632
RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.23%           1.16%+**            1.32%**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                                2.85%            3.19%**            3.21%**
PORTFOLIO TURNOVER RATE                            101.22%           36.10%**          143.87%**
AVERAGE COMMISSION RATE PAID                    $   0.0521         $   0.0548         $   0.0560
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.52%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO BALANCED FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   10.69       $   10.38       $   10.70       $   10.38

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                           0.28            0.09            0.18            0.06
   Net Realized and Unrealized Gain on
     Investments                                   1.45            0.44            1.44            0.45
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              1.73            0.53            1.62            0.51

LESS DISTRIBUTIONS
   Dividends from Net Investment Income           (0.28)          (0.09)          (0.18)          (0.06)
   Distributions from Realized Gains              (0.54)          (0.13)          (0.54)          (0.13)
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.82)          (0.22)          (0.72)          (0.19)
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   11.60       $   10.69       $   11.60       $   10.70
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    16.29%          5.07%*          15.21%          4.85%*

NET ASSETS AT END OF PERIOD (000'S)           $     205       $     110       $     331       $     115
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.52%       1.35%++**           2.28%       2.11%++**
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS                             2.55%         3.01%**           1.78%         2.23%**
PORTFOLIO TURNOVER RATE                         101.22%        36.10%**         101.22%        36.10%**
AVERAGE COMMISSION RATE PAID                  $  0.0521       $  0.0548       $  0.0521       $  0.0548
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.70% and 2.46% for Class A and Class B, respectively.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND
   NO-LOAD CLASS

                                                                                JANUARY 31, 1996
                                                                                   (COMMENCEMENT
                                                   FOR THE        THREE-MONTH     OF OPERATIONS)
                                                YEAR ENDED       PERIOD ENDED                 TO
                                               DECEMBER 31        DECEMBER 31       SEPTEMBER 30
                                          ------------------------------------------------------
                                                      1997               1996               1996
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    11.81         $    11.51         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                      (0.04)             (0.01)             (0.01)
   Net Realized and Unrealized Gain on
     Investments                                      2.80               0.31               2.19
                                                   -------            -------            -------
     Total from Investment Operations                 2.76               0.30               2.18

LESS DISTRIBUTIONS
   Dividends from Net Investment Income                 --                 --                 --
   Distributions from Realized Gains                 (0.34)                --              (0.67)
                                                   -------            -------            -------
     Total Distributions                             (0.34)                --              (0.67)
NET ASSET VALUE AT END OF PERIOD                $    14.23         $    11.81         $    11.51
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN                                        23.38%             2.61%*            21.83%*

NET ASSETS AT END OF PERIOD (000'S)             $   22,658         $   13,169         $   12,552
RATIO OF EXPENSES TO AVERAGE NET ASSETS              1.33%           1.35%+**            1.49%**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                               (.41%)           (.44%)**           (.24%)**
PORTFOLIO TURNOVER RATE                             60.81%           73.47%**           91.03%**
AVERAGE COMMISSION RATE PAID                    $   0.0470         $   0.0496         $   0.0510
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.58%.

------------------------------------------------------------------
------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO SMALL COMPANY FUND

                                                     CLASS A                         CLASS B
                                          -----------------------------   -----------------------------
                                                FOR THE     THREE-MONTH         FOR THE     THREE-MONTH
                                             YEAR ENDED    PERIOD ENDED      YEAR ENDED    PERIOD ENDED
                                            DECEMBER 31     DECEMBER 31     DECEMBER 31     DECEMBER 31
                                          -------------------------------------------------------------
                                                   1997            1996            1997            1996
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD        $   11.81       $   11.51       $   11.79       $   11.51

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                   (0.06)          (0.01)          (0.10)          (0.04)
   Net Realized and Unrealized Gain on
     Investments                                   2.80            0.31            2.72            0.32
                                          -------------   -------------   -------------   -------------
     Total from Investment Operations              2.74            0.30            2.62            0.28

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              --              --              --              --
   Distributions from Realized Gains              (0.34)             --           (0.34)             --
                                          -------------   -------------   -------------   -------------
     Total Distributions                          (0.34)             --           (0.34)             --
                                          -------------   -------------   -------------   -------------
NET ASSET VALUE AT END OF PERIOD              $   14.21       $   11.81       $   14.07       $   11.79
                                          -------------   -------------   -------------   -------------
                                          -------------   -------------   -------------   -------------
TOTAL RETURN+                                    23.21%          2.61%*          22.23%          2.43%*

NET ASSETS AT END OF PERIOD (000'S)           $     271       $     135       $     396       $     103
RATIO OF EXPENSES TO AVERAGE NET ASSETS           1.52%       1.42%++**           2.29%       2.18%++**
RATIO OF NET INVESTMENT INCOME (LOSS) TO
   AVERAGE NET ASSETS                            (.60%)        (.50%)**         (1.35%)       (1.28%)**
PORTFOLIO TURNOVER RATE                          60.81%        73.47%**          60.81%        73.47%**
AVERAGE COMMISSION RATE PAID                  $  0.0470       $  0.0496       $  0.0470       $  0.0496
-------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.
++ Net of reimbursements by advisor. Absent the reimbursements, the annualized ratio of expenses to average net assets would have been 1.62% and 2.41% for Class A and Class B, respectively.

--------------------------------------------
--------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS

9.  FINANCIAL HIGHLIGHTS
    (For a Share Outstanding Throughout the Period)

   SAFECO U.S. VALUE FUND

                                              NO-LOAD            CLASS A            CLASS B
                                          ----------------   ----------------   ----------------
                                            APRIL 30, 1997     APRIL 30, 1997     APRIL 30, 1997
                                             (COMMENCEMENT      (COMMENCEMENT      (COMMENCEMENT
                                            OF OPERATIONS)     OF OPERATIONS)     OF OPERATIONS)
                                                        TO                 TO                 TO
                                               DECEMBER 31        DECEMBER 31        DECEMBER 31
                                          ------------------------------------------------------
                                                      1997               1997               1997
------------------------------------------------------------------------------------------------
NET ASSET VALUE AT BEGINNING OF PERIOD          $    10.00         $    10.00         $    10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income                              0.09               0.08               0.02
   Net Realized and Unrealized Gain on
     Investments                                      1.66               1.65               1.65
                                                   -------            -------            -------
     Total from Investment Operations                 1.75               1.73               1.67

LESS DISTRIBUTIONS
   Dividends from Net Investment Income              (0.09)             (0.08)             (0.02)
   Distributions from Realized Gains                 (0.47)             (0.47)             (0.47)
                                                   -------            -------            -------
     Total Distributions                             (0.56)             (0.55)             (0.49)
                                                   -------            -------            -------
NET ASSET VALUE AT END OF PERIOD                $    11.19         $    11.18         $    11.18
                                                   -------            -------            -------
                                                   -------            -------            -------
TOTAL RETURN+                                      17.50%*            17.34%*            16.63%*

NET ASSETS AT END OF PERIOD (000'S)             $    9,063         $      133         $      221
RATIO OF EXPENSES TO AVERAGE NET
   ASSETS**                                          1.19%              1.48%              2.29%
RATIO OF NET INVESTMENT INCOME TO
   AVERAGE NET ASSETS**                              1.26%              1.03%              0.20%
PORTFOLIO TURNOVER RATE**                           36.37%             36.37%             36.37%
AVERAGE COMMISSION RATE PAID                    $   0.0372         $   0.0372         $   0.0372
------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.
 + Excludes the effects of sales charges. If sales charges were included, the total return would be lower.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the SAFECO Common Stock Trust

   We have audited the accompanying statements of assets and liabilities, including the portfolios of investments in securities, of the SAFECO Common Stock Trust (comprising, respectively, the SAFECO Growth Fund, SAFECO Equity Fund, SAFECO Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Stock Fund, and SAFECO U.S. Value Fund) as of December 31, 1997, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the SAFECO Common Stock Trust at December 31, 1997, the results of their operations, the changes in their net assets, and financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Seattle, Washington
January 30, 1998

------------------------------------------------------------------
------------------------------------------------------------------
                                     NOTES

SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES:
Boh A. Dickey, Chairman
Barbara J. Dingfield
David F. Hill
Richard W. Hubbard
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS:
David F. Hill, President
Ronald L. Spaulding
  Vice President and Treasurer
Neal A. Fuller
  Vice President and Controller
David H. Longhurst
  Assistant Controller

INVESTMENT ADVISOR:
SAFECO Asset
  Management Company

DISTRIBUTOR:
SAFECO Securities, Inc.

TRANSFER AGENT:
SAFECO Services Corporation

CUSTODIAN:
State Street Bank
Chase Manhattan Bank
(International Fund)

INDEPENDENT AUDITORS:
Ernst & Young, LLP

FOR SHAREHOLDER SERVICE*:

Monday-Friday,
5:30am-7:00pm Pacific Time

NATIONWIDE: 1-800-624-5711

SEATTLE: (206) 545-7319

DEAF AND HARD OF HEARING
TTY/TDD SERVICE: 1-800-438-8718
*All telephone calls are tape-recorded
for your protection.

FOR 24-HOUR AUTOMATED
PERFORMANCE INFORMATION
AND TRANSACTIONS:

NATIONWIDE: 1-800-835-4391

SEATTLE: (206) 545-5113

MAILING ADDRESS:

SAFECO Mutual Funds
P.O. Box 34890
Seattle, WA 98124-1890

INTERNET:
www.safecofunds.com

E-MAIL: mfunds@safeco.com

GMF 659 2/98

[RECYCLE LOGO]                Printed on Recycled Paper.

This report must be preceded or
accompanied by a current prospectus.

-Registered Trademark-Registered trademark of SAFECO Corporation.